UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5724

                        OPPENHEIMER STRATEGIC INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
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Oil & Gas                                                                   3.5%
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Media                                                                       3.2
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               2.0
--------------------------------------------------------------------------------
Commercial Banks                                                            1.8
--------------------------------------------------------------------------------
Health Care Providers & Services                                            1.5
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         1.5
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      1.3
--------------------------------------------------------------------------------
Electric Utilities                                                          1.3
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Metals & Mining                                                             1.1
--------------------------------------------------------------------------------
Containers & Packaging                                                      1.1

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on net assets.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Foreign Government Bonds        28.3%

Corporate Bonds                 26.8

Other Bonds                     15.8

Government Agency Bonds         14.6

U.S. Government Bonds            7.2

Stocks                           4.8

Cash Equivalents                 2.4

Derivatives                      0.1

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
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                      8 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended September 30, 2005, Oppenheimer Strategic Income Fund produced higher returns than its primary benchmark, the Lehman Brothers Aggregate Bond Index. We attribute the Fund's strong relative performance to its unhedged positions in the emerging markets, where favorable movements in currency exchange rates relative to the U.S. dollar helped support returns. Positive absolute returns from U.S. government securities and high yield bonds contributed less robustly to the Fund's relative performance.

      Early in the reporting period, we shifted the Fund's emphasis in its international portfolio from bonds of developed nations to the emerging markets. We tended to focus on countries where we expected fiscal improvements to attract more investment capital. This strategy proved to be especially successful in Brazil, Mexico, Turkey and oil producing nations, such as Russia. However, due to political concerns, the Fund did not participate in strong returns from Venezuela.

      In the high yield corporate bond market, we maintained a modestly underweighted investment posture due to historically narrow yield differences between high yield securities and U.S. Treasuries. In addition, we tended to focus on higher quality securities from issuers with strong cash flows, such as cell tower operators and energy companies.

      Finally, we maintained a generally neutral posture with regard to U.S. government securities. We set the Fund's average duration in a range we considered to be in line with industry averages, and we placed a modest emphasis on mortgage-backed securities that we believed would be less sensitive to prepayment risks.

      As of the reporting period's end, we have maintained the Fund's emphasis on international markets, where falling interest rates and lower inflation may create further opportunities.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2005. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period; Class Y shares since inception of the Class on January 26, 1998. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, Class N and Class Y shares, and reinvestments of all dividends and capital gains distributions.


                      9 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index, formerly Salomon Brothers World Government Bond Index. The former is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities widely regarded as a measure of the performance of the domestic debt securities market. The latter is an unmanaged index of fixed-rate bonds having a maturity of one year or more, widely regarded as a benchmark of fixed-income performance on a worldwide basis. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class A)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Oppenheimer Strategic     Lehman Brothers         Citigroup World
            Income Fund (Class A)  Aggregate Bond Index   Government Bond Index
----------  ---------------------  --------------------  ----------------------
09/30/1995          9,525                 10,000                 10,000
12/31/1995          9,919                 10,426                 10,295
03/31/1996         10,100                 10,241                 10,102
06/30/1996         10,366                 10,299                 10,143
09/30/1996         10,769                 10,490                 10,420
12/31/1996         11,168                 10,805                 10,668
03/31/1997         11,142                 10,744                 10,227
06/30/1997         11,593                 11,139                 10,537
09/30/1997         11,984                 11,509                 10,671
12/31/1997         12,102                 11,848                 10,693
03/31/1998         12,425                 12,032                 10,777
06/30/1998         12,507                 12,313                 10,991
09/30/1998         12,080                 12,834                 11,906
12/31/1998         12,304                 12,877                 12,329
03/31/1999         12,370                 12,813                 11,853
06/30/1999         12,410                 12,701                 11,445
09/30/1999         12,432                 12,787                 11,963
12/31/1999         12,801                 12,771                 11,803
03/31/2000         13,003                 13,053                 11,824
06/30/2000         13,075                 13,280                 11,806
09/30/2000         13,200                 13,681                 11,497
12/31/2000         13,084                 14,256                 11,991
03/31/2001         13,317                 14,689                 11,626
06/30/2001         13,206                 14,771                 11,444
09/30/2001         12,964                 15,453                 12,263
12/31/2001         13,544                 15,460                 11,872
03/31/2002         13,771                 15,474                 11,681
06/30/2002         13,765                 16,046                 13,042
09/30/2002         13,823                 16,781                 13,546
12/31/2002         14,471                 17,045                 14,187
03/31/2003         15,024                 17,282                 14,627
06/30/2003         16,007                 17,715                 15,195
09/30/2003         16,530                 17,689                 15,495
12/31/2003         17,307                 17,745                 16,302
03/31/2004         17,711                 18,216                 16,606
06/30/2004         17,386                 17,771                 16,053
09/30/2004         17,974                 18,339                 16,580
12/31/2004         18,972                 18,514                 17,989
03/31/2005         18,754                 18,426                 17,525
06/30/2005         19,395                 18,980                 17,275
09/30/2005         19,729                 18,852                 17,081

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 4.55%   5-Year 7.32%   10-Year 7.03%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class B)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Oppenheimer Strategic     Lehman Brothers         Citigroup World
            Income Fund (Class B)  Aggregate Bond Index   Government Bond Index
----------  ---------------------  --------------------  ----------------------
09/30/1995         10,000                 10,000                 10,000
12/31/1995         10,394                 10,426                 10,295
03/31/1996         10,563                 10,241                 10,102
06/30/1996         10,821                 10,299                 10,143
09/30/1996         11,219                 10,490                 10,420
12/31/1996         11,611                 10,805                 10,668
03/31/1997         11,563                 10,744                 10,227
06/30/1997         12,008                 11,139                 10,537
09/30/1997         12,389                 11,509                 10,671
12/31/1997         12,486                 11,848                 10,693
03/31/1998         12,796                 12,032                 10,777
06/30/1998         12,856                 12,313                 10,991
09/30/1998         12,421                 12,834                 11,906
12/31/1998         12,600                 12,877                 12,329
03/31/1999         12,643                 12,813                 11,853
06/30/1999         12,689                 12,701                 11,445
09/30/1999         12,659                 12,787                 11,963
12/31/1999         13,009                 12,771                 11,803
03/31/2000         13,190                 13,053                 11,824
06/30/2000         13,237                 13,280                 11,806
09/30/2000         13,339                 13,681                 11,497
12/31/2000         13,229                 14,256                 11,991
03/31/2001         13,439                 14,689                 11,626
06/30/2001         13,270                 14,771                 11,444
09/30/2001         13,040                 15,453                 12,263
12/31/2001         13,624                 15,460                 11,872
03/31/2002         13,852                 15,474                 11,681
06/30/2002         13,847                 16,046                 13,042
09/30/2002         13,905                 16,781                 13,546
12/31/2002         14,557                 17,045                 14,187
03/31/2003         15,113                 17,282                 14,627
06/30/2003         16,102                 17,715                 15,195
09/30/2003         16,628                 17,689                 15,495
12/31/2003         17,410                 17,745                 16,302
03/31/2004         17,815                 18,216                 16,606
06/30/2004         17,489                 17,771                 16,053
09/30/2004         18,080                 18,339                 16,580
12/31/2004         19,084                 18,514                 17,989
03/31/2005         18,865                 18,426                 17,525
06/30/2005         19,510                 18,980                 17,275
09/30/2005         19,846                 18,852                 17,081

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 3.94%   5-Year 7.25%   10-Year 7.09%


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class C)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Oppenheimer Strategic     Lehman Brothers         Citigroup World
            Income Fund (Class C)  Aggregate Bond Index   Government Bond Index
----------  ---------------------  --------------------  ----------------------
09/30/1995         10,000                 10,000                 10,000
12/31/1995         10,394                 10,426                 10,295
03/31/1996         10,563                 10,241                 10,102
06/30/1996         10,798                 10,299                 10,143
09/30/1996         11,196                 10,490                 10,420
12/31/1996         11,612                 10,805                 10,668
03/31/1997         11,563                 10,744                 10,227
06/30/1997         11,984                 11,139                 10,537
09/30/1997         12,391                 11,509                 10,671
12/31/1997         12,463                 11,848                 10,693
03/31/1998         12,773                 12,032                 10,777
06/30/1998         12,833                 12,313                 10,991
09/30/1998         12,398                 12,834                 11,906
12/31/1998         12,577                 12,877                 12,329
03/31/1999         12,649                 12,813                 11,853
06/30/1999         12,667                 12,701                 11,445
09/30/1999         12,636                 12,787                 11,963
12/31/1999         13,017                 12,771                 11,803
03/31/2000         13,168                 13,053                 11,824
06/30/2000         13,247                 13,280                 11,806
09/30/2000         13,317                 13,681                 11,497
12/31/2000         13,208                 14,256                 11,991
03/31/2001         13,418                 14,689                 11,626
06/30/2001         13,282                 14,771                 11,444
09/30/2001         12,979                 15,453                 12,263
12/31/2001         13,572                 15,460                 11,872
03/31/2002         13,738                 15,474                 11,681
06/30/2002         13,707                 16,046                 13,042
09/30/2002         13,777                 16,781                 13,546
12/31/2002         14,360                 17,045                 14,187
03/31/2003         14,922                 17,282                 14,627
06/30/2003         15,870                 17,715                 15,195
09/30/2003         16,319                 17,689                 15,495
12/31/2003         17,056                 17,745                 16,302
03/31/2004         17,423                 18,216                 16,606
06/30/2004         17,071                 17,771                 16,053
09/30/2004         17,617                 18,339                 16,580
12/31/2004         18,562                 18,514                 17,989
03/31/2005         18,314                 18,426                 17,525
06/30/2005         18,906                 18,980                 17,275
09/30/2005         19,195                 18,852                 17,081

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 7.96%   5-Year 7.58%   10-Year 6.74%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class N)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Oppenheimer Strategic     Lehman Brothers         Citigroup World
            Income Fund (Class N)  Aggregate Bond Index   Government Bond Index
----------  ---------------------  --------------------  ----------------------
03/01/2001         10,000                 10,000                 10,000
03/31/2001          9,799                 10,050                  9,712
06/30/2001          9,717                 10,107                  9,560
09/30/2001          9,539                 10,573                 10,244
12/31/2001          9,988                 10,578                  9,917
03/31/2002         10,122                 10,588                  9,757
06/30/2002         10,112                 10,979                 10,894
09/30/2002         10,177                 11,482                 11,316
12/31/2002         10,617                 11,663                 11,851
03/31/2003         11,044                 11,825                 12,219
06/30/2003         11,753                 12,121                 12,693
09/30/2003         12,092                 12,103                 12,944
12/31/2003         12,648                 12,141                 13,618
03/31/2004         12,929                 12,464                 13,872
06/30/2004         12,678                 12,159                 13,410
09/30/2004         13,094                 12,548                 13,850
12/31/2004         13,806                 12,668                 15,027
03/31/2005         13,632                 12,607                 14,640
06/30/2005         14,080                 12,986                 14,430
09/30/2005         14,307                 12,899                 14,268

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 8.27%   5-Years N/A   Since Inception (3/1/01) 8.13%


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class Y)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Oppenheimer Strategic     Lehman Brothers         Citigroup World
            Income Fund (Class Y)  Aggregate Bond Index   Government Bond Index
----------  ---------------------  --------------------  ----------------------
01/26/1998         10,000                 10,000                 10,000
03/31/1998         10,181                 10,027                  9,981
06/30/1998         10,257                 10,261                 10,180
09/30/1998          9,936                 10,695                 11,028
12/31/1998         10,108                 10,731                 11,420
03/31/1999         10,194                 10,678                 10,979
06/30/1999         10,237                 10,584                 10,600
09/30/1999         10,241                 10,656                 11,081
12/31/1999         10,579                 10,643                 10,932
03/31/2000         10,732                 10,878                 10,951
06/30/2000         10,826                 11,067                 10,935
09/30/2000         10,912                 11,401                 10,648
12/31/2000         10,850                 11,880                 11,106
03/31/2001         11,049                 12,241                 10,768
06/30/2001         10,965                 12,310                 10,599
09/30/2001         10,740                 12,877                 11,358
12/31/2001         11,256                 12,883                 10,996
03/31/2002         11,419                 12,895                 10,819
06/30/2002         11,416                 13,372                 12,079
09/30/2002         11,498                 13,984                 12,546
12/31/2002         12,021                 14,204                 13,140
03/31/2003         12,496                 14,402                 13,548
06/30/2003         13,317                 14,762                 14,074
09/30/2003         13,721                 14,741                 14,351
12/31/2003         14,369                 14,787                 15,099
03/31/2004         14,706                 15,181                 15,380
06/30/2004         14,437                 14,810                 14,869
09/30/2004         14,927                 15,283                 15,356
12/31/2004         15,760                 15,429                 10,662
03/31/2005         15,590                 15,355                 16,232
06/30/2005         16,131                 15,817                 16,000
09/30/2005         16,379                 15,710                 15,820

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 9.73%   5-Year 8.46%   Since Inception 6.64%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     18 | OPPENHEIMER STRATEGIC INCOME FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                            BEGINNING       ENDING          EXPENSES
                            ACCOUNT         ACCOUNT         PAID DURING
                            VALUE           VALUE           6 MONTHS ENDED
                            (4/1/05)        (9/30/05)       SEPTEMBER 30, 2005
------------------------------------------------------------------------------
Class A Actual              $1,000.00       $1,052.00       $4.79
------------------------------------------------------------------------------
Class A Hypothetical         1,000.00        1,020.41        4.72
------------------------------------------------------------------------------
Class B Actual               1,000.00        1,047.90        8.71
------------------------------------------------------------------------------
Class B Hypothetical         1,000.00        1,016.60        8.58
------------------------------------------------------------------------------
Class C Actual               1,000.00        1,048.10        8.71
------------------------------------------------------------------------------
Class C Hypothetical         1,000.00        1,016.60        8.58
------------------------------------------------------------------------------
Class N Actual               1,000.00        1,049.60        7.17
------------------------------------------------------------------------------
Class N Hypothetical         1,000.00        1,018.10        7.06
------------------------------------------------------------------------------
Class Y Actual               1,000.00        1,050.70        3.81
------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00        1,021.36        3.76

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            0.93%
----------------------------
Class B            1.69
----------------------------
Class C            1.69
----------------------------
Class N            1.39
----------------------------
Class Y            0.74

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
------------------------------------------------------------------------------


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.0%
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.856%, 4/20/08 1                                                      $      1,450,000   $       1,451,056
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                                                6,000,000           5,986,412
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                                 4,660,000           4,578,240
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                                2,850,000           2,846,926
------------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                       6,579,000           6,573,507
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                                1,192,465           1,186,047
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                                1,282,828           1,276,148
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                               3,710,942           3,699,454
------------------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                                248,627             248,043
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                               1,574,907           1,570,339
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                                   648,450             648,990
Series 2002-B, Cl. A4, 4.21%, 1/15/09                                                                   332,093             332,346
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                                4,920,000           4,900,279
------------------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                                              3,730,375           3,715,569
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                                4,575,000           4,615,448
------------------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
Mtg. Obligations, Series 2004-1, Cl. AF2, 2.645%, 4/25/34                                             5,110,000           4,926,615
------------------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                 15,441,000          16,160,416
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2005-7, Cl. AF1B, 4.317%, 11/25/35                                               4,015,350           4,000,941
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                                                    825,218             824,477
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                                  4,726,985           4,711,083
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                                  7,311,807           7,289,898
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                                 9,170,000           9,152,295
------------------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%, 4/15/11 2,3                     15,000,000               1,500
------------------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 2                                                              3,083,887             541,608
------------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 2,3                                                                     2,275,079              17,063
------------------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                                4,930,000           4,907,643


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                         $      2,163,017   $       2,160,077
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                                3,640,000           3,600,138
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                                 4,583,805           4,577,813
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 2                                                 5,776,000           1,010,800
------------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                                      4,814,000           3,882,176
------------------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                     5,214,000           1,446,090
------------------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                                                12,749,000          12,735,296
------------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                                   882,741             881,731
------------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2002-2, Cl. A4, 4.49%, 9/17/07                                                                   934,801             935,631
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                                 2,309,329           2,302,955
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                                4,850,000           4,828,037
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Obligations:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35                                                               6,196,437           6,221,889
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                              4,200,000           4,218,375
------------------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
Cl. C1, 0.127%, 3/24/14 1,2                                                                           3,207,835              64,157
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 2                                                                            4,420,411           1,193,511
------------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                                1,952,784           1,948,702
------------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                                                 7,617,000           7,599,279
------------------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations:
Series 2002-B, Cl. A4, 4.71%, 3/15/09                                                                 3,544,992           3,547,620
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                                 3,740,000           3,731,066
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34                                                             1,620,000           1,598,043
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                                990,000             976,023
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                                              1,670,000           1,656,864
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                                   3,590,000           3,570,708
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                   7,425,236           7,439,805
------------------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                                 1,394,967           1,393,026
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                                 2,595,684           2,589,246


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                          $      3,100,771   $       3,092,151
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                                 4,040,000           4,026,503
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                                 1,746,333           1,741,775
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                               4,128,794           4,095,461
------------------------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                                                 1,418,244           1,420,531
------------------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                                                1,079,739           1,072,875
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                                3,022,051           3,008,693
                                                                                                                  ------------------
Total Asset-Backed Securities (Cost $234,061,465)                                                                       200,729,390

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--15.1%
------------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                                              4,814,000           5,036,234
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                                             20,755,000          21,676,997
Series 1997-D4, Cl. B1, 7.525%, 4/14/29                                                               9,507,000          10,719,204
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                              5,853,428           6,015,014
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                               3,524,000           3,446,843
Series 2005-2, Cl. A4, 4.783%, 7/10/43                                                                6,110,000           6,059,627
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                5,070,000           4,988,968
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                     4,802,996           4,839,013
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                4,336,164           4,418,825
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                               1,089,671           1,089,664
Series 2005-E, Cl. 2A2, 4.989%, 6/25/35 1                                                             1,326,487           1,324,083
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                2,985,000           2,984,465
------------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 8.338%, 6/22/24 5                                        7,172,828             281,795
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 4.01%, 10/25/34 1                                                            2,129,787           2,131,608
Series 2005-10, Cl. AF1, 3.956%, 2/25/36 1,2                                                          8,695,000           8,695,000
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32 6                                                             9,895,232          10,049,845
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                               2,347,878           2,397,502
------------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 4.954%, 10/15/30 1,2                                                      36,400,000          10,920,000
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                        3,283,714           3,444,820


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                  $      6,984,485   $       6,846,532
6%, 4/1/17-9/1/34                                                                                    54,959,901          56,171,504
6%, 10/1/34 4                                                                                        18,303,652          18,630,957
6.50%, 4/1/18-8/1/32                                                                                  8,238,612           8,499,709
7%, 3/1/31-10/1/31                                                                                    6,695,132           6,998,403
7.50%, 2/1/32                                                                                         1,754,091           1,860,222
8.50%, 8/1/31                                                                                         1,299,786           1,413,345
10%, 4/1/20-5/1/20                                                                                      262,150             293,501
10.50%, 5/1/20                                                                                          407,753             461,782
11.50%, 10/1/16                                                                                         316,151             346,274
12%, 5/1/10-6/1/17                                                                                      954,581           1,051,098
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates, Series 2790, Cl. DY, 5.50%, 5/15/25                      10,590,000          10,633,923
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                                      335,941             336,110
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                   2,572,989           2,644,206
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                    1,649,662           1,691,126
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                   1,945,840           2,004,650
Series 2387, Cl. PD, 6%, 4/15/30                                                                      2,416,245           2,435,355
Series 2410, Cl. NE, 6.50%, 9/15/30                                                                     975,301             976,380
Series 2430, Cl. ND, 6.50%, 1/15/31                                                                   1,653,182           1,653,956
Series 2456, Cl. BD, 6%, 3/15/30                                                                      1,102,666           1,106,860
Series 2498, Cl. PC, 5.50%, 10/15/14                                                                    129,328             129,459
Series 2500, Cl. FD, 4.268%, 3/15/32 1                                                                1,189,679           1,199,183
Series 2526, Cl. FE, 4.168%, 6/15/29 1                                                                1,406,570           1,414,024
Series 2551, Cl. FD, 4.168%, 1/15/33 1                                                                1,094,413           1,102,960
Series 2583, Cl. KA, 5.50%, 3/15/22                                                                   4,356,885           4,373,591
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. B, 2.15%, 7/1/26 5                                                                    4,417,839             878,038
Series 183, Cl. IO, (1.647)%, 4/1/27 5                                                                1,786,986             352,519
Series 192, Cl. IO, 7.84%, 2/1/28 5                                                                     770,719             140,164
Series 200, Cl. IO, 6.65%, 1/1/29 5                                                                     918,386             173,833
Series 203, Cl. IO, (3.049)%, 6/1/29 5                                                                3,308,948             618,367
Series 204, Cl. IO, (12.668)%, 5/1/29 5                                                                 269,570              51,014
Series 205, Cl. IO, 0.57%, 9/1/29 5                                                                   4,903,219             930,773
Series 206, Cl. IO, (21.37)%, 12/1/29 5                                                               1,558,938             323,656
Series 207, Cl. IO, (27.55)%, 4/1/30 5                                                                1,731,272             336,117
Series 208, Cl. IO, (12.76)%, 6/1/30 5                                                                2,943,947             561,408
Series 212, Cl. IO, 0.68%, 5/1/31 5                                                                   6,498,773           1,264,704
Series 214, Cl. IO, (18.50)%, 6/1/31 5                                                                1,553,969             313,905
Series 2074, Cl. S, 7.05%, 7/17/28 5                                                                    996,428             110,931
Series 2079, Cl. S, 6.45%, 7/17/28 5                                                                  1,571,796             175,777
Series 2526, Cl. SE, 8.30%, 6/15/29 5                                                                 2,512,613             170,891
Series 2819, Cl. S, 3.36%, 6/15/34 5                                                                 23,738,290           2,120,024
Series 2920, Cl. S, 10.74%, 1/15/35 5                                                                13,786,407             773,821
Series 3000, Cl. SE, 29.40%, 7/15/25 5                                                               15,581,646             753,217


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19-6/1/19                                                                           $      5,631,150   $       5,519,920
4.50%, 10/1/20 6                                                                                     46,186,000          45,233,414
5%, 2/1/18-6/1/18                                                                                    11,458,955          11,442,278
5%, 10/1/35-11/1/35 6                                                                                83,287,000          81,522,940
5.50%, 3/1/33-11/1/34                                                                                47,742,128          47,778,281
5.50%, 10/1/20-11/1/35 6                                                                            109,888,000         110,218,763
6%, 6/1/16-11/1/32                                                                                   29,619,890          30,416,876
6%, 10/1/30 2                                                                                         3,076,012           3,148,586
6%, 10/1/35-11/1/35 6                                                                                36,832,000          37,451,604
6.50%, 12/1/28-1/1/34                                                                                35,843,190          36,953,643
6.50%, 1/1/29 4                                                                                       1,084,541           1,120,469
6.50%, 10/1/34-11/1/35 6                                                                             79,881,812          82,205,728
7%, 11/1/17                                                                                           5,873,092           6,141,468
7.50%, 6/1/10-9/1/29                                                                                  1,595,631           1,692,763
8.50%, 7/1/32                                                                                           235,105             255,715
9.50%, 4/1/20-3/15/21                                                                                   225,939             249,979
11%, 10/15/15-2/1/26                                                                                    649,443             721,255
13%, 6/1/15                                                                                             122,060             136,782
15%, 4/15/13                                                                                            515,183             590,768
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T3, Cl. IO, (9.268)%, 11/25/40 5                                                          27,884,026             494,512
Trust 2001-T4, Cl. IO, 5.90%, 7/25/41 5                                                              47,668,738           1,016,455
Trust 2001-T10, Cl. IO, (20.089)%, 12/25/31 5                                                       251,040,637           4,178,873
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                       290,955             299,758
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                3,820,224           3,953,380
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                                      431,387             431,148
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                    1,173,086           1,180,077
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                  267,372             276,231
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                    1,368,221           1,382,629
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                      947,580             952,821
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                      380,543             382,252
Trust 2002-77, Cl. WF, 4.189%, 12/18/32 1                                                             1,657,518           1,668,407
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                                   363,484             362,931
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                                    6,380,000           6,360,729
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                 4,963,000           5,023,845
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                12,066,000          12,199,285
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                 5,467,000           5,617,163
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                   4,201,000           4,199,191
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                 3,510,000           3,350,517


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 3.78%, 4/25/32 5                                                        $      1,327,033   $         116,905
Trust 2002-38, Cl. SO, 3.38%, 4/25/32 5                                                               1,223,192              85,090
Trust 2002-39, Cl. SD, (0.75)%, 3/18/32 5                                                             2,004,341             190,622
Trust 2002-48, Cl. S, 3.25%, 7/25/32 5                                                                2,127,402             198,299
Trust 2002-52, Cl. SL, 3.278%, 9/25/32 5                                                              1,262,869             119,343
Trust 2002-53, Cl. SK, (0.41)%, 4/25/32 5                                                             1,249,806             126,656
Trust 2002-56, Cl. SN, 4.92%, 7/25/32 5                                                               2,916,981             270,246
Trust 2002-77, Cl. IS, 3.90%, 12/18/32 5                                                              2,083,958             206,659
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 3.68%, 5/1/23 5                                                                     1,625,329             318,996
Trust 240, Cl. 2, 10.66%, 9/1/23 5                                                                    2,504,482             479,649
Trust 247, Cl. 2, 10.005%, 10/1/23 5                                                                    335,144              66,027
Trust 301, Cl. 2, 0.38%, 4/1/29 5                                                                     2,611,290             490,010
Trust 303, Cl. IO, 5.666%, 11/1/29 5                                                                  1,604,618             327,719
Trust 313, Cl. 2, (17.85)%, 6/1/31 5                                                                  9,380,791           1,945,959
Trust 319, Cl. 2, 3.55%, 2/1/32 5                                                                        70,660              14,762
Trust 321, Cl. 2, 0.37%, 3/1/32 5                                                                    13,102,293           2,763,451
Trust 324, Cl. 2, (3.50)%, 6/1/32 5                                                                   9,149,044           1,840,716
Trust 327, Cl. 2, 8.823%, 8/1/32 5                                                                      229,953              44,322
Trust 329, Cl. 2, 5.98%, 1/1/33 5                                                                       380,555              81,123
Trust 333, Cl. 2, 6.08%, 3/1/33 5                                                                     9,400,297           2,031,588
Trust 338, Cl. 2, 3.859%, 6/1/33 5                                                                    4,897,862           1,059,081
Trust 346, Cl. 2, 9.96%, 12/1/33 5                                                                   14,217,737           3,037,008
Trust 350, Cl. 2, 6.81%, 2/1/34 5                                                                       753,231             160,549
Trust 2001-61, Cl. SH, 18.434%, 11/18/31 5                                                            7,455,217             674,034
Trust 2001-63, Cl. SD, 7.928%, 12/18/31 5                                                                95,283               8,267
Trust 2001-68, Cl. SC, 7.122%, 11/25/31 5                                                                68,179               6,664
Trust 2001-81, Cl. S, 4.59%, 1/25/32 5                                                                1,906,280             177,515
Trust 2002-9, Cl. MS, 3.09%, 3/25/32 5                                                                2,494,653             242,192
Trust 2002-65, Cl. SC, 4.748%, 6/25/26 5                                                              3,928,616             307,246
Trust 2002-77, Cl. SH, 9.38%, 12/18/32 5                                                              2,261,287             226,164
Trust 2003-4, Cl. S, 17.21%, 2/25/33 5                                                                3,943,284             410,773
Trust 2005-40, Cl. SA, 11.63%, 5/25/35 5                                                             22,232,486           1,316,123
Trust 2005-40, Cl. SB, 18.37%, 5/25/35 5                                                              9,336,417             545,460
Trust 2005-71, Cl. SA, 22.85%, 8/25/25 5                                                              9,989,092             568,827
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                                               2,897,111           3,007,568
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                   6,580,000           6,579,721
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                               2,940,000           2,945,850
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                               1,610,000           1,581,986


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                        $      2,041,965   $       2,105,019
Series 1998-C1, Cl. F, 7.19%, 5/15/30 1                                                               2,000,000           2,086,240
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                              2,320,000           2,272,964
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
3.75%, 7/20/27 1                                                                                         15,909              16,164
7%, 1/15/28-1/20/30                                                                                   3,739,315           3,932,715
8%, 1/15/28-9/15/28                                                                                   2,001,329           2,145,021
11%, 10/20/19                                                                                            39,806              43,743
12%, 11/20/13-9/20/15                                                                                    57,868              65,184
12.50%, 12/15/13-11/15/15                                                                             2,305,528           2,578,129
13%, 10/15/15                                                                                         3,473,017           3,907,701
13.50%, 6/15/15                                                                                       4,514,138           5,114,073
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 8.01%, 3/16/28 5                                                               1,936,398             197,600
Series 1998-19, Cl. SB, 5.78%, 7/16/28 5                                                              3,153,006             349,865
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                  3,260,000           3,197,733
------------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations,
Series 2004-12, Cl. 3A1, 4.494%, 12/25/34 1                                                           1,490,740           1,486,863
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                 10,301,000          11,325,879
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                             1,220,000           1,205,533
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                             4,310,000           4,299,484
------------------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                                  8,115,000           8,870,248
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                                9,627,000          10,732,335
Series 2005-C5, Cl. A2, 4.885%, 9/15/40                                                               3,520,000           3,527,096
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 2                                                               589,117             508,850
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                     6,553,572           6,632,073
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                  1,116,261           1,112,678
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.735%, 6/15/21 1                                                                638,747             638,218
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.313%, 2/15/28 1,7                                                           12,862,980          12,847,098
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                              13,823,000          10,125,831


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                          $      3,501,000   $       3,658,095
------------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                                9,627,000          10,275,091
------------------------------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real
Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 2,3                                                                      624,465                  --
Series 1992-2, Cl. B3, 10.95%, 4/15/09 1,2                                                              782,343               7,823
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                           380,000             421,381
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Collateralized
Mtg. Obligations:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                                    859,215             874,998
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                             1,036,746           1,066,815
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 8.301%, 1/20/28 1,2                                 9,632,000           7,898,240
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                                                     2,407,000           2,410,032
------------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, (3.677)%, 9/15/22 5                                                           22,882,497             569,390
Series 1995-2B, Cl. 2IO, (2.461)%, 6/15/25 5                                                          1,676,307              41,498
Series 1995-3, Cl. 1IO, (12.101)%, 9/15/25 5                                                         54,839,898             503,781
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                              5,800,000           5,784,097
Series 2005-C20, Cl. A5, 5.087%, 7/15/42                                                              3,570,000           3,582,674
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized
Mtg. Pass-Through Certificates:
Series 2005-AR5, Cl. A1, 4.684%, 5/25/35 1                                                            5,251,717           5,254,447
Series 2005-AR8, Cl. 2AB1, 4.08%, 7/25/45 1                                                           6,074,749           6,074,749
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.53%, 1/25/35 1                                                            2,945,201           2,939,784
Series 2004-N, Cl. A10, 3.803%, 8/25/34                                                               1,329,314           1,330,486
Series 2004-W, Cl. A2, 4.594%, 11/25/34 1                                                               620,382             618,943
                                                                                                                  ------------------
Total Mortgage-Backed Obligations (Cost $1,018,609,510)                                                               1,000,185,043

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.5%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8                                                             61,690,000          56,511,063
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                                    150,000             147,310
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]                                          11,339,000          14,142,236
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 3.625%, 9/15/06 9                                      78,600,000          78,084,698


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                    $        335,000   $         333,197
4.25%, 7/15/07 9                                                                                        505,000             503,936
4.25%, 8/15/10 4,9                                                                                   49,830,000          49,237,820
6%, 5/15/08 4                                                                                        15,044,000          15,631,077
6.625%, 9/15/09 4,9                                                                                  30,056,000          32,326,941
7.25%, 5/15/30 9                                                                                      6,706,000           8,876,129
------------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 6.05%, 1/15/21 8,9                                                  51,220,000          24,630,469
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 9                                                                                      3,990,000           3,814,085
Series A, 6.79%, 5/23/12                                                                             83,068,000          93,365,857
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 3.32%, 10/6/05 9                                                                98,270,000          98,225,028
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 4                                                                                        152,000             170,834
7.25%, 5/15/16 9                                                                                      2,734,000           3,383,005
STRIPS, 4.94%, 2/15/16 4,8                                                                           23,586,000          14,854,604
                                                                                                                  ------------------
Total U.S. Government Obligations (Cost $492,674,006)                                                                   494,238,289

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--29.4%
------------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.4%
Argentina (Republic of) Bonds:
1.20%, 12/31/38 1 [EUR]                                                                               8,670,000           4,141,969
1.33%, 12/31/38 1                                                                                    25,745,000          10,233,638
3.663%, 9/30/14 1,2 [ARP]                                                                            13,011,900           4,618,749
4.005%, 8/3/12 1                                                                                     57,154,125          52,035,459
------------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 5.83%, 12/31/33 2 [ARP]                                 29,633,776          10,467,286
------------------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 2,3 [ARP]                                                                           621,476             272,180
------------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 2 [ARP]                                                  18,526,319           9,579,229
                                                                                                                  ------------------
                                                                                                                         91,348,510

------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                                 74,011,000          57,399,868
------------------------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.9%
Austria (Republic of) Nts., 3.80%, 10/20/13 7 [EUR]                                                  46,245,000          58,601,733
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.3%
Belgium (Kingdom of) Bonds:
Series 26, 6.25%, 3/28/07 [EUR]                                                                       5,030,000           6,385,117
Series 28, 5.75%, 3/28/08 [EUR]                                                                       9,003,000          11,672,359
                                                                                                                  ------------------
                                                                                                                         18,057,476


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.3%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                                                    $     10,343,000   $      10,979,095
8.75%, 2/4/25                                                                                        46,755,000          49,513,545
12.50%, 1/5/16 [BRR]                                                                                 54,400,000          23,441,126
Series 15 yr., 4.313%, 4/15/09 1                                                                        115,302             115,302
                                                                                                                  ------------------
                                                                                                                         84,049,068

------------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                        7,107,000           8,803,796
8.25%, 1/15/15 7                                                                                      7,107,000           8,803,796
                                                                                                                  ------------------
                                                                                                                         17,607,592

------------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.8%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                                                25,495,000,000          13,713,104
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                                       6,718,000           7,561,109
11.75%, 3/1/10 [COP]                                                                             23,854,260,000          12,156,302
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                                 19,230,000          20,720,325
                                                                                                                  ------------------
                                                                                                                         54,150,840

------------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds:
Series REG S, 9.04%, 1/23/18                                                                          4,423,286           4,912,060
Series REG S, 9.50%, 9/27/11                                                                          3,666,250           4,051,206
                                                                                                                  ------------------
                                                                                                                          8,963,266

------------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 7                                                    4,802,000           5,354,230
------------------------------------------------------------------------------------------------------------------------------------
FINLAND--0.0%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]                                    2,994,000           3,612,663
------------------------------------------------------------------------------------------------------------------------------------
FRANCE--0.8%
France (Government of) Obligations Assimilables du Tresor Bonds:
4.75%, 10/25/12 [EUR]                                                                                25,000,000          33,513,311
5.50%, 10/25/07 [EUR]                                                                                 2,762,000           3,525,322
5.50%, 10/25/10 [EUR]                                                                                 8,533,000          11,587,671
------------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
5 yr., 4.75%, 7/12/07 [EUR]                                                                             205,000             256,557
5 yr., 5%, 1/12/06 [EUR]                                                                              5,030,000           6,092,826
                                                                                                                  ------------------
                                                                                                                         54,975,687


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
GERMANY--1.9%
Germany (Republic of) Bonds:
5.25%, 1/4/11 [EUR]                                                                                   5,720,000   $       7,703,215
5.375%, 1/4/10 [EUR]                                                                                  3,762,000           5,010,348
Series 02, 5%, 7/4/12 [EUR]                                                                          12,657,000          17,152,855
Series 03, 3.75% 7/4/13 [EUR]                                                                        31,830,000          40,236,517
Series 140, 4.50%, 8/17/07 [EUR]                                                                      4,013,000           5,009,389
Series 143, 3.50%, 10/10/08 10 [EUR]                                                                 42,751,000          52,849,803
                                                                                                                  ------------------
                                                                                                                        127,962,127

------------------------------------------------------------------------------------------------------------------------------------
GREECE--0.7%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                                                                 14,400,000          17,718,378
4.60%, 5/20/13 [EUR]                                                                                 22,200,000          29,319,582
                                                                                                                  ------------------
                                                                                                                         47,037,960

------------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                                                                     2,972,000           3,644,415
10.25%, 11/8/11                                                                                       1,205,000           1,477,631
                                                                                                                  ------------------
                                                                                                                          5,122,046

------------------------------------------------------------------------------------------------------------------------------------
HUNGARY--0.1%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]                                 1,536,750,000           7,400,775
------------------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.1%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 7                                                                                      2,670,000           2,636,625
7.25%, 4/20/15 7                                                                                      4,450,000           4,461,125
                                                                                                                  ------------------
                                                                                                                          7,097,750

------------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.6%
Israel (State of) Aid Bonds, United States Gtd., 5.50%, 12/4/23                                      11,535,000          12,383,434
------------------------------------------------------------------------------------------------------------------------------------
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                          101,230,000          24,372,220
                                                                                                                  ------------------
                                                                                                                         36,755,654

------------------------------------------------------------------------------------------------------------------------------------
ITALY--1.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
4.25%, 2/1/19 [EUR]                                                                                  52,820,000          68,515,866
------------------------------------------------------------------------------------------------------------------------------------
JAPAN--4.0%
Japan (Government of) Bonds, 10 yr., Series 239, 1.40%, 6/20/12 [JPY]                            29,237,000,000         263,071,188
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.3%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 1,2 [MYR]                         57,058,000          15,971,396
------------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                                    26,605,000           7,498,318
                                                                                                                  ------------------
                                                                                                                         23,469,714


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEXICO--1.8%
Mexican Williams Sr. Nts., 4.24%, 11/15/08 1,2                                                 $      1,500,000   $       1,550,625
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                                        10,622,000          12,348,075
8.30%, 8/15/31                                                                                        6,209,000           7,776,773
11.375%, 9/15/16                                                                                         45,000              66,488
Series MI10, 8%, 12/19/13 [MXN]                                                                     139,519,000          12,552,248
Series MI10, 9.50%, 12/18/14 1 [MXN]                                                                158,044,700          15,559,447
Series M10, 10.50%, 7/14/11 1 [MXN]                                                                 199,100,000          20,405,279
Series M20, 8%, 12/7/23 1 [MXN]                                                                     204,981,200          17,657,062
Series M20, 10%, 12/5/24 1 [MXN]                                                                    100,065,000          10,321,318
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Series BI, 10.32%, 10/13/05 8 [MXN]                            61,380,000           5,648,991
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]                        1,411,000,000          12,884,449
                                                                                                                  ------------------
                                                                                                                        116,770,755

------------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.4%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                                                 16,330,000          11,695,773
------------------------------------------------------------------------------------------------------------------------------------
New Zealand (Government of) Treasury Bills, 6.47%, 3/22/06 8 [NZD]                                   23,440,000          15,721,321
                                                                                                                  ------------------
                                                                                                                         27,417,094

------------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                                        3,585,000           3,593,963
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                              2,901,139           2,730,552
                                                                                                                  ------------------
                                                                                                                          6,324,515

------------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.8%
Panama (Republic of) Bonds:
8.125%, 4/28/34                                                                                      38,269,000          43,626,660
9.375%, 4/1/29                                                                                        5,500,000           7,012,500
                                                                                                                  ------------------
                                                                                                                         50,639,160

------------------------------------------------------------------------------------------------------------------------------------
PERU--1.9%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                                                       12,005,000          12,785,325
7.84%, 8/12/20 [PEN]                                                                                113,790,000          35,093,476
8.375%, 5/3/16                                                                                        3,210,000           3,771,750
9.91%, 5/5/15 [PEN]                                                                                  54,017,000          19,179,832
Series 2, 9%, 1/31/12 [PEN]                                                                           9,590,000           3,228,413
Series 7, 8.60%, 8/12/17 [PEN]                                                                       24,020,000           7,849,791
Series 8-1, 12.25%, 8/10/11 [PEN]                                                                    10,583,000           4,052,121
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 1                               1,148,000           1,130,780
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                                                        50,528,968          32,495,685
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                               7,705,000           9,342,313
                                                                                                                  ------------------
                                                                                                                        128,929,486


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.8%
Philippines (Republic of) Bonds:
8%, 1/15/16                                                                                    $     13,200,000   $      13,315,500
8.375%, 2/15/11                                                                                       6,506,000           6,819,101
9.50%, 2/2/30                                                                                         6,871,000           7,351,970
10.625%, 3/16/25                                                                                      6,873,000           8,058,593
Series 5-57, 11.50%, 1/27/10 [PHP]                                                                  289,070,000           5,256,439
Series 5-56, 12.375%, 10/28/09 [PHP]                                                                 85,030,000           1,580,610
------------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Nts., 8.25%, 1/15/14                                                        8,841,000           9,205,691
                                                                                                                  ------------------
                                                                                                                         51,587,904

------------------------------------------------------------------------------------------------------------------------------------
POLAND--0.4%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                                                    37,200,000          11,623,396
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                                   8,540,000           2,905,388
------------------------------------------------------------------------------------------------------------------------------------
Poland (Republic of) Nts., Series 0K0807, 4.19%, 8/12/07 8 [PLZ]                                     36,350,000          10,313,124
                                                                                                                  ------------------
                                                                                                                         24,841,908

------------------------------------------------------------------------------------------------------------------------------------
PORTUGAL--0.4%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                                                                 14,570,000          17,840,173
4.875%, 8/17/07 [EUR]                                                                                 4,993,000           6,268,839
------------------------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                                                                    235,000             320,356
                                                                                                                  ------------------
                                                                                                                         24,429,368

------------------------------------------------------------------------------------------------------------------------------------
RUSSIA--1.9%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 7 [EUR]                                                                     6,050,000           8,550,928
Series C, 9.60%, 10/25/14                                                                            62,720,000          82,881,846
------------------------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VII, 3%, 5/14/11                                            14,310,000          12,689,035
------------------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Debs., Series V, 3%, 5/14/08                                               18,010,000          17,095,902
------------------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 1,7                                               5,262,000           6,051,300
------------------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 1                                                           809,250             930,638
                                                                                                                  ------------------
                                                                                                                        128,199,649

------------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.6%
South Africa (Republic of) Bonds:
Series 153, 13%, 8/31/10 [ZAR]                                                                       13,830,000           2,621,418
Series R157, 13.50%, 9/15/15 [ZAR]                                                                   57,840,000          12,399,122
Series R186, 10.50%, 12/21/26 [ZAR]                                                                 101,878,000          20,456,060
Series R203, 8.25%, 9/15/17 [ZAR]                                                                    23,964,000           3,817,642
Series R204, 8%, 12/21/18 [ZAR]                                                                      24,668,000           3,855,846
                                                                                                                  ------------------
                                                                                                                         43,150,088


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SPAIN--0.5%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                                                  1,470,000   $       2,010,396
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                                                  20,740,000          34,043,462
                                                                                                                  ------------------
                                                                                                                         36,053,858

------------------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.4%
Netherlands (Kingdom of the) Bonds, 5.50%, 1/15/28 [EUR]                                             16,954,000          26,387,152
------------------------------------------------------------------------------------------------------------------------------------
TURKEY--0.6%
Turkey (Republic of) Bonds, 8%, 2/14/34                                                              13,400,000          14,204,000
------------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.25%, 3/15/15                                                            24,277,000          25,672,928
                                                                                                                  ------------------
                                                                                                                         39,876,928

------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.1%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                       79,164,000         138,679,421
------------------------------------------------------------------------------------------------------------------------------------
VENEZUELA--1.0%
Venezuela (Republic of) Bonds:
7%, 12/1/18                                                                                              22,000              21,643
9.25%, 9/15/27                                                                                       36,675,000          43,478,213
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
7%, 3/16/15 [EUR]                                                                                    11,640,000          15,154,173
8.50%, 10/8/14                                                                                        4,562,000           5,075,225
                                                                                                                  ------------------
                                                                                                                         63,729,254
                                                                                                                  ------------------
Total Foreign Government Obligations (Cost $1,889,224,639)                                                            1,947,570,553

------------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 4.809%, 3/4/10 1,2                                     6,186,277           6,139,880
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia (Republic of) Rupiah Loan
Participation Nts., 3.813%, 1/25/06 1                                                                24,645,000          24,787,941
                                                                                                                  ------------------
Total Loan Participations (Cost $30,343,321)                                                                             30,927,821

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--27.7%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.6%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10                         2,029,000           1,968,130
------------------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                                     3,370,000           3,471,100
------------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                                    2,507,000           2,243,765
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                             1,850,000           1,295,000
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3                                                          3,258,000           2,427,210
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                  6,531,000           6,351,398
9% Sr. Nts., 7/1/15 7                                                                                 4,800,000           4,752,000


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS Continued
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                      $      1,000,000   $       1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                             3,777,000           4,022,505
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                                 4,051,000           4,101,638
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                               3,084,000           3,461,790
------------------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                                1,700,000           1,700,000
------------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                           2,975,000           2,595,688
8.25% Sr. Unsec. Nts., 8/1/10                                                                         1,400,000           1,337,000
                                                                                                                  ------------------
                                                                                                                         40,727,224

------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                                  5,400,000           5,106,224
5.80% Sr. Unsec. Nts., 1/12/09                                                                          800,000             747,006
7.375% Nts., 10/28/09                                                                                 1,350,000           1,305,149
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                                                   1,100,000           1,024,587
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                                                 3,100,000           2,888,760
6.875% Nts., 9/15/11                                                                                  2,600,000           2,367,784
7.25% Nts., 3/2/11                                                                                    4,700,000           4,375,202
                                                                                                                  ------------------
                                                                                                                         17,814,712

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                                         150,000             158,250
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                                      5,093,000           5,016,605
------------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                         4,101,000           4,377,818
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                                       4,566,000           4,942,695
------------------------------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 7                                                            1,015,000           1,035,300
------------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 7                                                              795,000             805,931
------------------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                                    2,391,000           2,522,505
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                                      1,500,000           1,582,500
------------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                                      3,382,000           3,479,233
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                       2,022,000           1,948,703
9% Sr. Sub. Nts., 3/15/12                                                                             7,132,000           7,595,580
------------------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Sub. Nts., 10/1/15 7                                            3,190,000           3,106,263
------------------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                                                    75,000              77,438
------------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                         3,370,000           3,732,275
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                         5,121,000           5,530,680


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                                       $        200,000   $         191,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                   4,910,000           5,302,800
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                                    1,200,000           1,284,000
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                  1,670,000           1,670,000
6.375% Sr. Sub. Nts., 7/15/09                                                                         3,327,000           3,343,635
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                  2,330,000           2,388,250
8% Sr. Sub. Nts., 4/1/12                                                                              2,950,000           3,127,000
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                         8,339,000           9,110,358
------------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                                    1,665,000           1,640,025
8.875% Sr. Sub. Nts., 3/15/10                                                                         3,862,000           4,093,720
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                     5,650,000           5,678,250
------------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,7                                                       10,800,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                                           3,184,000           3,589,960
------------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                        5,426,000           5,398,870
9.625% Sr. Nts., 6/1/14                                                                                 618,000             611,820
9.75% Sr. Nts., 4/15/13                                                                               1,650,000           1,633,500
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                                    8,102,000           8,871,690
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                    8,125,000           8,165,625
6.875% Sr. Sub. Nts., 3/1/16 7                                                                        1,580,000           1,609,625
------------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                     3,858,000           4,378,830
------------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                11,303,000          10,865,009
                                                                                                                  ------------------
                                                                                                                        128,707,493

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                      6,554,000           6,947,240
------------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                                              125,000             133,750
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                                  2,022,000           2,153,139
9.75% Sr. Sub. Nts., 9/15/10 4                                                                        2,738,000           3,129,602
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                          2,803,000           2,971,180
------------------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                        2,474,000           2,642,093
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                   1,200,000           1,276,114
------------------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                                  1,665,000           1,531,800
------------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                      2,871,000           2,899,710
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                                  2,025,000           2,176,875
------------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                              1,925,000           2,050,125
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                   3,570,000           3,694,950


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                              $      3,521,000   $       3,811,483
                                                                                                                  ------------------
                                                                                                                         35,418,061

------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                1,650,000           1,674,750
------------------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                                 2,220,000           2,442,000
                                                                                                                  ------------------
                                                                                                                          4,116,750

------------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.2%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3                                                                      1,400,000           1,022,000
8.125% Sr. Nts., Series B, 7/15/03 3                                                                  2,325,000           1,743,750
8.375% Sr. Nts., Series B, 2/1/08 3                                                                   4,236,000           3,177,000
9.25% Sr. Unsec. Nts., Series B, 10/1/02 3                                                            6,065,000           4,488,100
9.875% Sr. Nts., Series B, 3/1/07 3                                                                   1,800,000           1,350,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3                                                                  800,000             612,000
10.875% Sr. Unsec. Nts., 10/1/10 3                                                                      200,000             150,000
------------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                   2,846,000           2,838,885
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                                       1,550,000           1,371,750
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                                    7,159,000           6,836,845
------------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                    975,000             867,750
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                         2,050,000           2,003,875
------------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                              3,088,000           3,288,720
------------------------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                                           900,000             933,750
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC,
0%/11.75% Sr. Unsec. Unsub. Nts., 5/15/14 7,11                                                        8,607,000           6,197,040
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 7                                      21,329,000          21,542,290
------------------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                                   1,929,000           2,001,338
------------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 11                                            4,629,000           3,263,445
------------------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                                2,318,000           2,494,748
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                   7,469,000           7,375,638
------------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr.
Unsec. Nts., 11/15/09                                                                                 4,240,000           4,632,200
------------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                                             5,461,000           5,433,695
8.50% Sr. Nts., 8/15/10                                                                               2,509,000           2,665,813
9.875% Sr. Sub. Nts., 8/15/13                                                                         4,431,000           4,912,871
------------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                                            10,333,000          10,668,823
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                                                                         5,775,000           6,330,844


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                                $      8,988,000   $       8,943,060
9.125% Sr. Nts., 1/15/09                                                                              2,124,000           2,240,820
------------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                             2,696,000           2,699,370
------------------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec.
Sub. Nts., 3/1/14                                                                                     1,925,000           1,997,188
------------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                              1,118,000           1,028,560
------------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Sub. Nts., 8/15/15 7                                                                       3,153,000           3,223,943
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                                    1,800,000           1,890,000
------------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                    3,233,000           3,079,433
------------------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                                           1,650,000           1,815,000
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 7                                                    1,895,000           1,838,150
------------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                   5,355,000           5,341,613
------------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875% Sr. Unsec. Sub. Nts., 10/1/13                                           2,375,000           2,369,063
------------------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                                  380,000             485,570
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                                  5,317,000           5,383,463
8.875% Sr. Unsec. Nts., 5/15/11                                                                         118,000             124,195
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13                                                        1,800,000           1,714,500
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 7                                                                           2,696,000           2,904,940
10.875% Sr. Sub. Nts., 12/15/12 7                                                                     4,340,000           4,893,350
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                        2,992,000           3,193,960
------------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 7                                               2,899,000           3,105,554
------------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                              4,931,000           5,337,808
8% Sr. Sub. Nts., 12/15/12                                                                            3,844,000           4,079,445
------------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                                14,037,000          12,800,416
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                                     12,175,000          12,525,031
8.75% Sr. Sub. Nts., 12/15/11                                                                         1,100,000           1,160,500
------------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                             2,266,000           2,350,975
------------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 11                                              6,485,000           4,571,925
                                                                                                                  ------------------
                                                                                                                        209,301,002

------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 6,7                                                                             9,720,000           9,792,900
10.375% Sr. Sub. Nts., 10/15/15 6,7                                                                   4,860,000           4,860,000


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL Continued
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                                $      5,218,000   $       5,531,080
9.875% Nts., 10/1/11                                                                                  1,550,000           1,720,500
                                                                                                                  ------------------
                                                                                                                         21,904,480

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                              5,880,000           5,938,800
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                                  1,000,000             950,000
------------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                                          5,295,000           5,745,075
------------------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                              3,327,000           3,168,968
------------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                               800,000             681,000
------------------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 2,3                                                    4,300,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                            3,851,000           4,255,355
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                     1,250,000           1,195,313
                                                                                                                  ------------------
                                                                                                                         21,934,511

------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 7                                                               5,830,000           6,369,275
------------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                                               1,500,000           1,516,875
8.254% Sr. Unsec. Unsub. Nts., 4/1/12 1                                                               3,270,000           3,278,175
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                                 3,988,000           4,087,700
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                                      1,650,000           1,724,250
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 7                                                          2,215,000           2,137,475
------------------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                                 2,507,000           2,544,605
                                                                                                                  ------------------
                                                                                                                         21,658,355

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                              1,300,000           1,339,000
------------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                             2,025,000           2,149,031
                                                                                                                  ------------------
                                                                                                                          3,488,031

------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                                          100,000             102,250
8.50% Sr. Sub. Nts., 8/1/14                                                                           2,897,000           2,897,000
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 2,3                                                       8,836,185                  --
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                          3,801,000           3,896,025
9.50% Sr. Sec. Nts., 2/15/11                                                                          2,025,000           2,156,625
                                                                                                                  ------------------
                                                                                                                          9,051,900


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                                    $      4,525,000   $       4,841,750
------------------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                                3,988,000           4,486,500
------------------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 7                                                                        1,325,000           1,338,250
8.625% Sr. Sub. Nts., 12/15/12                                                                        3,955,000           4,271,400
------------------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                                           7,292,000           7,984,740
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                               1,838,000           1,929,900
8.875% Sr. Unsec. Nts., 3/15/11                                                                         623,000             649,478
------------------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                           1,900,000           1,938,000
------------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                  3,336,000           3,469,440
8% Sr. Nts., Series B, 10/15/09 2                                                                     1,300,000           1,381,250
------------------------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                                1,925,000           2,081,406
------------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 [GBP]                                      4,351,000           8,182,683
                                                                                                                  ------------------
                                                                                                                         42,554,797

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                          2,000,000           1,960,000
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                              3,092,000           3,254,330
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                                   2,888,000           3,028,790
                                                                                                                  ------------------
                                                                                                                          8,243,120

------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.0%
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Nts., 7/15/10 7                                           1,620,000           1,624,050
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.6%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                                          1,829,000           1,938,740
------------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                          807,000             843,315
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                                  2,025,000           2,161,688
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                      3,281,000           3,412,240
                                                                                                                  ------------------
                                                                                                                          8,355,983

------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.5%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                                            1,733,000           1,881,880
------------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                      3,281,000           3,363,025
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                       2,000,000           2,020,000
6.875% Sr. Unsec. Nts., 1/15/16                                                                       4,973,000           5,122,190
------------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Nts., 8/1/13 7                                               1,270,000           1,247,775
------------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Unsec. Nts., 4/1/15                                                     1,000,000             960,000


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                                 $      6,140,000   $       6,385,600
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                            4,453,000           4,542,060
------------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                         9,966,000          10,464,300
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                              3,570,000           3,810,975
------------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                                   900,000             942,750
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                   1,675,000           1,735,719
------------------------------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                            28,674,000          31,394,302
------------------------------------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 8.125% Bonds, 9/30/09                                                           1,230,000           1,308,167
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                                     200,000             209,000
8.375% Sr. Sub. Nts., 8/15/12                                                                         3,129,000           3,394,965
------------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Nts., 9/15/15 7                                                                               640,000             644,800
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                       3,377,000           3,545,850
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                                   8,661,000           9,635,363
8.50% Unsub. Nts., 2/15/08                                                                            3,586,000           3,877,363
9.125% Unsec. Unsub. Nts., 10/13/10                                                                   7,746,000           9,082,185
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 7                                 28,400,000          28,318,464
------------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                  5,314,000           6,018,105
------------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 6.375% Sr. Sub. Nts., 3/15/15                                                  1,665,000           1,685,813
------------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                                   5,502,000           5,644,430
8% Sr. Unsub. Nts., 3/1/32                                                                            4,332,000           4,804,760
8.875% Sr. Nts., 3/15/10                                                                              2,599,000           2,822,277
------------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                                  3,150,000           3,110,625
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                                  1,000,000           1,055,000
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                                       1,925,000           2,204,125
------------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 7                                                          17,587,000          18,070,643
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                      13,526,000          14,644,627
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                             7,609,000           7,970,428
9.625% Sr. Sub. Nts., 4/1/12                                                                          2,280,000           2,522,250
------------------------------------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 7                                     6,066,000           5,868,855
------------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                                  1,000,000           1,022,500
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                                  15,162,000          15,958,005
7.625% Nts., 7/15/19                                                                                  1,600,000           1,740,000
8.75% Unsec. Nts., 3/15/32                                                                            2,425,000           2,873,625
------------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                              1,100,000           1,138,500
                                                                                                                  ------------------
                                                                                                                        233,041,301


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.9%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                            $      3,281,000   $       3,543,480
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 2                          800,000             480,000
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 7                                                                              956,000             970,340
8% Sr. Nts., 6/15/11 7                                                                                2,710,000           2,811,625
                                                                                                                  ------------------
                                                                                                                          7,805,445

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 2                                                              4,012,000           4,353,020
------------------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 2                                       9,675,000          10,569,938
------------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG (Ukreximbank), 8.75% Bonds, 2/10/10                                                  5,800,000           6,082,750
------------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                                                                      16,420,000          11,428,320
11.60% Sr. Unsec. Nts., 1/12/10 8                                                                    21,550,000          13,005,425
12.28% Sr. Unsec. Nts., 3/9/09 8                                                                     16,420,000          10,738,680
------------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                           7,210,000           3,039,632
8.81% Nts., 1/25/12 1 [COP]                                                                       8,336,714,299           3,663,030
------------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA, Bank of Moscow, 7.375% Nts., 11/26/10 2                                        12,565,000          13,287,488
------------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 2,3                                     4,970,000                  --
------------------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                                                        18,020,000          18,469,419
------------------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Bonds, 7/2/35 7                                                                20,590,000          21,490,813
------------------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                             3,958,000           4,551,700
                                                                                                                  ------------------
                                                                                                                        120,680,215

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 7                                                     1,675,000           1,314,875
------------------------------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines
Finance Corp., 9.50% Sr. Unsec. Nts., 2/15/15                                                         1,005,000           1,090,425
------------------------------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 2                                          3,640,000           3,776,500
------------------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 11                                                 3,290,000           2,319,450
9.625% Sr. Sub. Nts., 6/15/14                                                                         4,153,000           4,640,978
------------------------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12                                                                                         1,600,000           1,728,000
------------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                                   3,075,000           2,629,125
------------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 7                                                              8,535,000           8,385,638
------------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                        1,000,000           1,042,500
8.443% Sr. Unsec. Nts., 5/1/10 1                                                                      1,000,000           1,042,500
                                                                                                                  ------------------
                                                                                                                         27,969,991


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Residential Reinsurance Ltd., 13.37% Nts., Cl. B, 6/8/07 1,2                                   $      2,000,000   $       1,912,400
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
American Casino & Entertainment Properties LLC, 7.85% Sr.
Sec. Nts., 2/1/12                                                                                     1,900,000           1,968,875
------------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                                2,911,000           3,180,268
------------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                                 707,000             719,373
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                                    3,825,000           3,729,375
9.50% Sr. Nts., 1/15/07                                                                               5,214,000           5,481,218
------------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                                       5,133,000           5,466,645
10.50% Sr. Unsec. Nts., 6/15/09                                                                       2,696,000           2,871,240
------------------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc.:
7.50% Sr. Nts., 4/1/15 7                                                                              1,275,000           1,310,063
7.50% Sr. Unsec. Nts., 4/1/15                                                                         2,825,000           2,902,688
                                                                                                                  ------------------
                                                                                                                         27,629,745

------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                                   5,054,000           5,306,700
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.7%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                                     1,700,000           1,734,000
------------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                                        3,995,000           4,294,625
------------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                                   2,359,000           2,429,770
                                                                                                                  ------------------
                                                                                                                          8,458,395

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                                  2,796,000           2,921,820
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                                  3,231,000           3,255,233
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Unsec. Nts., 1/15/15                                           1,650,000           1,699,500
------------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                       3,330,000           3,388,275
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                   2,660,000           2,709,875
------------------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                          1,350,000           1,336,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                                    1,929,000           2,064,030
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                          4,067,000           4,239,848
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                                   1,700,000           1,121,739
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11                         2,888,000           3,119,040
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                                  1,450,000           1,569,625


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                                 $      9,407,000   $       9,397,414
6.375% Nts., 1/15/15                                                                                 10,798,000          10,737,002
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                                  12,209,000          11,476,460
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                                    118,000             115,935
------------------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                                       3,577,000           3,791,620
------------------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                                 4,162,000           4,786,300
------------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                                3,134,000           3,396,473
------------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Sub. Nts., 7/15/15 7                                           1,605,000           1,665,188
------------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                                             2,509,000           2,835,170
------------------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                                           5,406,000           5,811,450
------------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                             3,835,000           3,691,188
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                              4,070,000           3,815,625
7.375% Nts., 2/1/13                                                                                     118,000             112,395
9.875% Sr. Nts., 7/1/14                                                                               3,884,000           4,078,200
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                                    100,000             103,250
7% Sr. Sub. Nts., 11/15/13                                                                            7,050,000           7,173,375
------------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                             100,000             108,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                    100,000             112,500
                                                                                                                  ------------------
                                                                                                                        100,633,530

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.9%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                                        2,992,000           3,164,040
------------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                                        1,500,000           1,642,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                                   2,047,000           2,159,585
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                         4,059,000           3,947,378
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                  1,800,000           1,791,000
6.375% Sr. Sub. Nts., 10/15/15 7                                                                      2,215,000           2,242,688
------------------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                                       3,184,000           3,351,160
------------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                              2,024,000           2,206,160
11% Sr. Sub. Nts., 2/15/13                                                                            1,720,000           1,947,900
                                                                                                                  ------------------
                                                                                                                         22,452,411


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
AMR Corp., 9% Debs., 8/1/12                                                                    $      1,100,000   $         781,000
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3                                                    11,115,000           1,611,675
                                                                                                                  ------------------
                                                                                                                          2,392,675

------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                              2,411,000           2,344,698
------------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 7                                    2,060,000           1,874,600
------------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                                    2,253,000           2,399,445
------------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                    1,550,000           1,433,750
                                                                                                                  ------------------
                                                                                                                          8,052,493

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 7                                                                               815,000             806,850
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                               4,600,000           4,347,000
8.875% Sr. Nts., Series B, 4/1/08                                                                     9,935,000          10,406,913
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                  267,000             290,363
------------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 2,3                                   3,462,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                           2,200,000           2,134,000
------------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 2                                           3,011,000           3,018,528
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                   3,335,000           3,318,325
7.50% Sr. Nts., 5/1/11                                                                                1,500,000           1,554,375
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                           4,880,000           5,258,200
                                                                                                                  ------------------
                                                                                                                         31,134,554

------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                          550,000             577,500
------------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                              2,407,000           1,937,635
------------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2 [BRR]                                           8,285,000           3,984,245
------------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                          2,411,000           2,597,853
                                                                                                                  ------------------
                                                                                                                          9,097,233

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                     360,000             332,100
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 7                                                       2,314,000           2,325,570
------------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                2,990,000           3,124,550
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                                     650,000             676,000
------------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                                  4,055,000           3,994,175


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY Continued
Navistar International Corp., 6.25% Sr. Unsec. Nts., 3/1/12                                    $      1,665,000   $       1,590,075
------------------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                               2,411,000           2,591,825
------------------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                                   2,799,000           3,022,920
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                                        5,295,000           5,692,125
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                     2,050,000           2,029,500
------------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                                         3,851,000           3,668,078
                                                                                                                  ------------------
                                                                                                                         28,714,818

------------------------------------------------------------------------------------------------------------------------------------
MARINE--0.2%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                              6,413,000           7,310,820
------------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 3,7                        4,320,000           4,627,800
------------------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 2,3                                               5,400,000              30,240
                                                                                                                  ------------------
                                                                                                                         11,968,860

------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                       2,125,000           2,236,563
------------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                           1,944,000           1,807,920
7.50% Sr. Unsec. Nts., 11/1/13                                                                          232,000             226,780
9.625% Sr. Nts., 12/1/12                                                                              2,220,000           2,419,800
                                                                                                                  ------------------
                                                                                                                          6,691,063

------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                      10,209,000           9,519,893
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.8%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                                8,599,000           7,567,120
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3                                 12,679,000           7,163,635
                                                                                                                  ------------------
                                                                                                                         14,730,755

------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                                 2,518,000           2,656,490
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                         8,006,000           8,006,000
------------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9% Sr. Unsec. Sub. Nts., 8/1/14                                     175,000             171,063
------------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Unsec. Sub. Nts., 3/1/13                                                     2,335,000           2,229,925
                                                                                                                  ------------------
                                                                                                                         10,406,988


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,3 [EUR]                                      2,116,376   $           6,359
------------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,3                                      2,081,799                  --
------------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,3 [EUR]                                               6,650,000                  --
                                                                                                                  ------------------
                                                                                                                              6,359

------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 7                                             4,755,000           4,992,750
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                                     4,182,000           4,265,640
------------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 7                                                                     4,870,000           5,070,888
10.25% Sr. Sub. Nts., 8/15/15 7                                                                         950,000             966,625
                                                                                                                  ------------------
                                                                                                                         15,295,903

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                                          5,625,000           5,793,750
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                           4,365,000           4,114,013
------------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                                        2,303,000           2,464,210
                                                                                                                  ------------------
                                                                                                                         12,371,973

------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.7%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 2                                          1,700,000           1,139,000
------------------------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                              1,018,000           1,109,620
------------------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                                 125,000             142,969
------------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                        4,644,000           4,852,980
10.125% Sr. Unsec. Nts., 9/1/08                                                                         118,000             127,440
10.625% Sr. Unsec. Nts., 5/1/11                                                                       1,351,000           1,479,345
------------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                                  8,413,000           8,696,939
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                                            1,910,000           2,367,271
------------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 7                                                                        7,051,000           6,786,588
9.875% Sr. Nts., 3/1/09                                                                               5,895,000           6,256,069
------------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                                       706,000             810,135
11.625% Sr. Unsec. Nts., 10/15/10                                                                        76,000              87,210
------------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                                                       118,000             139,830
------------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 7                                                       3,250,000           3,339,375
------------------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                                   4,147,000           4,406,188
------------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 11                                  2,650,000           1,821,875


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                      $        118,000   $         124,195
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                                2,074,000           2,188,070
10.50% Sr. Sec. Nts., 6/1/13                                                                          3,875,000           4,398,125
------------------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                                           900,000             972,000
------------------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                                     2,550,102           2,690,358
------------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp., 10.625% Sr. Unsec. Nts., 5/15/10                                                       1,618,000           1,674,630
------------------------------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                                             2,611,000           2,774,188
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 7                                                                       1,350,000           1,316,250
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                                   875,000             958,125
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 2,12                                            2,142,848           2,132,134
------------------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                                      1,102,000           1,192,915
                                                                                                                  ------------------
                                                                                                                         63,983,824

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 11                                               5,340,000           3,017,100
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                                           3,766,000           4,142,600
10.875% Sr. Sec. Nts., 3/1/13                                                                         1,881,000           2,191,365
------------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                                       1,300,000           1,300,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                                 2,314,000           2,233,010
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                               5,738,000           5,651,930
9.50% Sr. Sub. Nts., 8/15/13                                                                          2,655,000           2,508,975
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                               1,750,000           1,653,750
------------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                        3,281,000           3,313,810
------------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                          2,792,000           2,917,640
8.25% Sr. Unsec. Nts., 5/15/13                                                                        1,618,000           1,690,810
8.75% Sr. Sec. Nts., 11/15/12                                                                         7,702,000           8,356,670
8.875% Sr. Sec. Nts., 2/15/09                                                                         6,484,000           6,840,620
------------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 7,12                                                     1,914,712           2,039,168
------------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                            4,033,000           3,589,370
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                               4,725,000           4,512,375
9.25% Sr. Unsec. Nts., 2/1/08                                                                         4,582,000           4,696,550
9.75% Sr. Unsec. Nts., 2/1/11                                                                         8,006,000           8,166,120
------------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 7                                                      960,000           1,032,000
------------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                    6,543,000           5,397,975
                                                                                                                  ------------------
                                                                                                                         72,234,738


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                 $      3,768,000   $       3,494,820
7.875% Sr. Unsec. Nts., 2/15/09                                                                       3,779,000           3,684,525
------------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                                 5,465,000           6,489,688
8.875% Nts., 11/17/14 7                                                                              15,595,000          18,519,063
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                                  2,055,000           2,126,925
------------------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                                 2,655,000           2,940,413
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 2,3                              1,586,000                  --
------------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13 2                                                                 1,000,000           1,110,000
------------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 2                                                       2,974,000           3,464,710
------------------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                                 5,406,000           5,892,540
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3                              4,832,000           4,723,280
------------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                                3,186,000           3,536,460
------------------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                                     1,100,000           1,179,750
------------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 7                                                              4,980,000           4,731,000
------------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                                       3,762,000           4,072,365
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                         2,125,000           2,268,438
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                               1,949,000           2,148,773
10.75% Sr. Nts., 8/1/08                                                                               3,197,000           3,612,610
                                                                                                                  ------------------
                                                                                                                         73,995,360

------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                                        1,925,000           1,968,313
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                                   1,500,000           1,530,000
------------------------------------------------------------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                                            2,407,000           2,491,245
------------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                                                       3,281,000           3,641,910
9.375% Sr. Unsec. Nts., 2/1/13                                                                        6,161,000           6,900,320
------------------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 3                                            6,414,000           2,982,510
------------------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 7,12 [EUR]                                                  1,034,778           1,097,520
------------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                                   2,330,000           1,992,150
------------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                               1,900,000           1,814,500
------------------------------------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 2,3                                                4,025,000              60,375
------------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 7                                                                         537,000             461,820
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                                        4,580,000           2,564,800
------------------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                                               3,851,000           2,464,640
8.50% Sr. Unsec. Nts., 2/1/11                                                                           118,000              77,585


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2,12                                     $      3,336,034   $       3,269,313
                                                                                                                  ------------------
                                                                                                                         33,317,001

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                                                  750,000             791,250
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7% Sr. Nts., 2/15/15                                                           3,335,000           3,234,950
------------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 7                                                2,351,000           2,268,715
------------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 2,3                                6,486,356                  --
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 7                                                     6,010,000           6,160,250
------------------------------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 2,3 [EUR]                                                        5,000,000             240,370
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08 2                                        4,425,000           3,628,500
------------------------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 1                                                                      5,033,000           5,083,330
7.688% Sr. Unsec. Nts., 5/1/09 1                                                                      7,750,000           8,060,000
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                                           4,170,000           4,420,200
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 11                                  1,325,000             920,875
------------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                               4,797,000           4,785,008
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub.
Nts., 2/15/11 1                                                                                       1,500,000           1,468,125
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 1                                                    10,690,000          11,732,275
------------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10                                                                  14,211,000          16,342,650
14% Sr. Sec. Sub. Nts., 12/15/14                                                                      7,827,000           9,529,373
------------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,3                                                          5,035,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                             4,335,000           4,410,863
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr.
Nts., 7/15/08                                                                                         2,142,000           2,179,485
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                                         825,000             853,875
------------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub.
Nts., 2/15/15                                                                                         1,665,000           1,623,375
                                                                                                                  ------------------
                                                                                                                         87,733,469

------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                                 200,000             214,500
11% Sr. Unsec. Nts., 7/31/10                                                                            118,000             133,635
12.50% Sr. Unsec. Nts., 2/1/11                                                                        5,591,000           6,345,785
------------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                               1,520,000           1,664,400
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                                          4,047,000           4,310,055
------------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8                                     6,176,000           4,786,400


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 1                                                              $      6,229,000   $       7,046,556
9.75% Sr. Nts., 11/15/31 1                                                                            1,500,000           1,906,875
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,3                                       21,702,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                                      5,210,000           5,887,300
------------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                          1,010,000           1,068,075
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.10% Sr. Nts., 10/15/12 1,7                                                                            955,000             946,644
8.875% Sr. Nts., 10/1/13                                                                              2,294,000           2,305,470
------------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.349% Sr. Sec. Nts., 1/15/12 1                                                     850,000             888,250
------------------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 7/29/15 2,12                                                   2,188,000           2,603,720
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                       19,460,000          20,850,553
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                                                 200,000             217,000
12.50% Sr. Nts., 11/15/09                                                                             6,392,000           6,855,420
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                                          1,600,000           1,688,000
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                               2,268,000           2,290,680
9.75% Sr. Sub. Nts., 1/15/10                                                                          4,413,000           4,479,195
9.875% Sr. Nts., 2/1/10                                                                               3,568,000           3,764,240
------------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                                       4,651,000           5,081,218
------------------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 11                                                                  4,943,000           4,510,488
------------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                                       4,243,000           4,062,673
------------------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                                      2,503,000           2,790,845
                                                                                                                  ------------------
                                                                                                                         96,697,977

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.7%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 7                                                       7,798,000           8,577,800
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 9.349% Sr. Sec. Nts., 7/15/07 1,7                                                      6,352,360           4,891,317
------------------------------------------------------------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 2                                                    4,687,000           4,780,740
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                               1,318,000           1,387,195
7.75% Sr. Nts., 8/1/10                                                                                1,650,000           1,782,000
8.50% Sr. Nts., 4/15/11                                                                               2,407,000           2,689,823
------------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 9.875% Sr. Unsec. Nts., 4/15/11                                                1,829,000           2,176,510
------------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                                   428,000             451,028
------------------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 7                                                                                1,954,860           1,948,374
6.125% Nts., 3/25/19 7                                                                                1,134,594           1,122,369


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                                                       $        956,000   $       1,137,728
------------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                                  10,991,000          12,296,181
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
7.625% Sr. Unsec. Nts., 5/1/06 3                                                                      2,214,000           2,695,545
8.30% Sr. Unsec. Nts., 5/1/11 3                                                                       1,300,000           1,628,250
------------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                                           1,650,000           1,777,875
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13                                                          5,079,000           5,434,530
------------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                          4,170,000           4,545,300
9.50% Sr. Sec. Nts., 7/15/13                                                                          6,110,000           6,782,100
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 2                                                   2,694,000           2,714,205
------------------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                                   3,670,000           3,908,550
------------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 7                                                          9,099,000           9,303,728
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Sr. Unsec. Nts., Series P, 11/15/14                                                  5,100,000           4,867,068
                                                                                                                  ------------------
                                                                                                                         86,898,216

------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                          1,300,000           1,330,924
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 2                                           3,562,467           4,007,776
------------------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                                      7,575,000           4,563,938
------------------------------------------------------------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr. Sec. Nts., 2/1/08                                                    1,200,000           1,240,858
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                 1,830,000           1,797,975
8.75% Sr. Nts., 2/15/12                                                                               1,335,000           1,455,150
10.125% Sr. Sec. Nts., 7/15/13 7                                                                      8,313,000           9,310,560
------------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                                     3,078,516           3,203,580
------------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                       670,000             680,209
                                                                                                                  ------------------
                                                                                                                         26,260,046
                                                                                                                  ------------------
Total Corporate Bonds and Notes (Cost $1,856,342,375)                                                                 1,839,789,664

                                                                                                         SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
------------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,13                                               338,141                  --
------------------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 13                                         245,000          23,091,250
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F
(converts into Dobson Communications Corp., Cl. A common stock),
Non-Vtg. 7                                                                                                8,195           1,429,003


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 2,13                                       11,972   $           1,197
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 2,13                           43,000              53,750
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,13                                                    5,773                  --
------------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 13                                                                   6,516                 782
------------------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 2,13                                         10,093              19,456
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 2,12                                  1,632          11,101,680
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                                           51,500           2,974,125
------------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                                     300                 510
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 13                                                 2,511           3,132,473
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2                                         61,550           9,063,238
                                                                                                                  ------------------
Total Preferred Stocks (Cost $60,878,606)                                                                                50,867,464

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.3%
------------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc. 13                                                                                42,700           1,311,744
------------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                       18,700           1,378,377
------------------------------------------------------------------------------------------------------------------------------------
Amada Co., Ltd.                                                                                         170,000           1,360,992
------------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                        9,900           1,361,250
------------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                                        34,900           1,385,530
------------------------------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                                           199,200           5,472,024
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                                 14,300           1,369,225
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                             18,700           1,406,614
------------------------------------------------------------------------------------------------------------------------------------
Arcelor                                                                                                  59,740           1,397,200
------------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                            22,100           1,220,804
------------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                           30,500           1,416,420
------------------------------------------------------------------------------------------------------------------------------------
BAE Systems plc                                                                                         223,020           1,351,195
------------------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                             539,100           5,531,166
------------------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                           18,040           1,371,348
------------------------------------------------------------------------------------------------------------------------------------
BPB plc                                                                                                  99,660           1,293,738
------------------------------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                                          15,714              78,413
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                               17,700           1,439,364
------------------------------------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 13                                                                                 1,540              55,871
------------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 2,13                                                                     8,001                  --
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                             19,430           1,254,789
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 13                                                        43,520           1,898,342
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                 881,648          33,723,036
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                                      88,293           2,467,789
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                              15,100           1,352,205
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                              11,400           1,343,604


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                           1,106   $          50,345
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 13                                                                                      81,800           1,345,610
------------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc, ADR 13                                                                            7,020              29,063
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                           19,820           1,385,616
------------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. 13                                                                                        136,899           2,889,938
------------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 13                                                                     174,581             185,056
------------------------------------------------------------------------------------------------------------------------------------
Criimi MAE, Inc. 13                                                                                     415,692           7,154,059
------------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                            15,100           1,328,649
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                        34,600           1,253,212
------------------------------------------------------------------------------------------------------------------------------------
Daido Steel Co. Ltd.                                                                                    262,000           1,702,384
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                                       25,634           1,360,184
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                                      69,568           1,265,861
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                       21,458           1,472,877
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 13                                                                   442,193           3,396,042
------------------------------------------------------------------------------------------------------------------------------------
Douglas Holding AG                                                                                       33,795           1,285,514
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                        45,400           1,324,318
------------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                                  13,782           1,268,795
------------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                                       519              62,991
------------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                              1,745             201,897
------------------------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                               28,900           1,366,392
------------------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                                          107,500           5,772,750
------------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                      20,000           1,498,000
------------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 13                                                                                         79,287           3,302,304
------------------------------------------------------------------------------------------------------------------------------------
Exel plc                                                                                                 62,160           1,345,250
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 13                                                                                 22,400           1,393,280
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                        19,700           1,317,339
------------------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                                       184,800           5,455,296
------------------------------------------------------------------------------------------------------------------------------------
First Choice Holidays plc                                                                               357,640           1,335,725
------------------------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                                11,020           1,297,951
------------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 2,13,14                                                625                  --
------------------------------------------------------------------------------------------------------------------------------------
GKN plc                                                                                                 250,130           1,300,371
------------------------------------------------------------------------------------------------------------------------------------
Globix Corp. 13                                                                                         107,797             212,360
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 13                                                                      81,000           1,262,790
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                          20,400           1,397,808
------------------------------------------------------------------------------------------------------------------------------------
Hanson plc                                                                                              125,980           1,307,662
------------------------------------------------------------------------------------------------------------------------------------
Hochtief AG                                                                                              32,315           1,437,387
------------------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 2,13                                                                      133,333                  --
------------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 13                                                                                          27,600           1,321,488


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 13                                                                                        68,495   $       1,272,123
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 13                                                               300,766           1,503,830
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 13                                                                                            81,469           3,389,110
------------------------------------------------------------------------------------------------------------------------------------
IVG Immobilien AG                                                                                        62,279           1,286,673
------------------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                                  17,812           1,303,838
------------------------------------------------------------------------------------------------------------------------------------
Keisei Electric Railway Co. Ltd.                                                                        254,000           1,393,957
------------------------------------------------------------------------------------------------------------------------------------
Kelda Group plc                                                                                         107,710           1,334,596
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                                      13,500           1,298,160
------------------------------------------------------------------------------------------------------------------------------------
Klepierre                                                                                                13,312           1,335,920
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp.                                                                                            212,000           1,476,487
------------------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 13                                                                                      30,000             523,200
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 13                                                                     28,354             998,061
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                           12,100           1,409,408
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                                          129,394           3,503,990
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 13                                                                       129,394           3,331,896
------------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                                    160,584           1,322,716
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                              14,900           1,376,909
------------------------------------------------------------------------------------------------------------------------------------
MAN AG                                                                                                   26,186           1,342,267
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                 8,092             406,623
------------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                       20,102           1,385,631
------------------------------------------------------------------------------------------------------------------------------------
Matsui Securities Co. Ltd.                                                                              124,300           1,527,310
------------------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                                57,436           1,457,151
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                           59,100           1,305,519
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                                      36,000           1,203,840
------------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 13                                                                          20,700           1,362,060
------------------------------------------------------------------------------------------------------------------------------------
Nikon Corp.                                                                                             111,000           1,400,211
------------------------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                                            193,500           1,534,091
------------------------------------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                                                      450,000           1,688,689
------------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 13                                                                                         192,200           1,431,890
------------------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 13                                                                                            253,326          16,922,177
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                              23,000           1,356,770
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                               15,787           1,348,683
------------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 13                                                                                    43,600           1,294,920
------------------------------------------------------------------------------------------------------------------------------------
OKI Electric Industry Co.                                                                               408,000           1,397,879
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 13                                                                                59,993             749,913
------------------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                                    50,850           1,387,290
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                       12,100           1,572,153
------------------------------------------------------------------------------------------------------------------------------------
Pilkington plc                                                                                          552,650           1,354,917


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 13                                                                                   164,849   $       3,966,267
------------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 13                                                                            16,137             411,494
------------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 2,13,15                                                                                1,034,256              20,685
------------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,13                                                                              799,833                  --
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                                        30,052           1,289,832
------------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                                23,500           1,329,395
------------------------------------------------------------------------------------------------------------------------------------
Resolution plc                                                                                          116,790           1,270,979
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell plc, B Shares                                                                          38,930           1,344,450
------------------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                                   19,669           1,300,156
------------------------------------------------------------------------------------------------------------------------------------
Scottish & Newcastle plc                                                                                158,330           1,295,074
------------------------------------------------------------------------------------------------------------------------------------
Scottish & Southern Energy plc                                                                           74,270           1,347,958
------------------------------------------------------------------------------------------------------------------------------------
ScottishPower plc                                                                                       145,400           1,465,643
------------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 13                                                                                  10,000           1,244,200
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                            29,300           1,378,858
------------------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                                     101,000           1,378,997
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                                  12,151           1,386,620
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                                      30,600           1,373,022
------------------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP 13                                                                                     220                 541
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 2,13                                                                            10,788             258,912
------------------------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                                  45,263           1,308,305
------------------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                                               571,000           2,026,044
------------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                             17,100           1,337,220
------------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 13                                                                                934,974          21,457,653
------------------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                              12,686             516,828
------------------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                                          68,940           1,441,687
------------------------------------------------------------------------------------------------------------------------------------
Tokyo Electron Ltd.                                                                                      23,200           1,238,303
------------------------------------------------------------------------------------------------------------------------------------
Tokyo Steel Manufacturing Co. Ltd.                                                                       91,000           1,425,600
------------------------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                                                120,000           1,395,349
------------------------------------------------------------------------------------------------------------------------------------
Tosoh Corp.                                                                                             326,000           1,394,404
------------------------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                                   55,640           1,184,954
------------------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 2,13                                                                                59,250              65,175
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                                12,800           1,444,864
------------------------------------------------------------------------------------------------------------------------------------
Unibail                                                                                                   9,220           1,338,593
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                30,200           1,278,970
------------------------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                                    114,500           1,322,801
------------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                                      67,800           1,389,900
------------------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 13                                                                                    87,595           2,363,313
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                      12,100           1,368,026


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement SA                                                                                  32,262   $       1,361,359
------------------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 2,13                                                                       43,569                 131
------------------------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                                 14,860           1,279,633
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                                                     15,100           1,307,962
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                                                  57,800           2,827,576
------------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 13                                                                        680,382           1,463,187
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                                          17,000           1,288,090
------------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 2,13                                                                                     16,235                 325
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 13                                                                               29,868              76,462
                                                                                                                  ------------------
Total Common Stocks (Cost $218,951,862)                                                                                 281,984,259

                                                                                                          UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 7,13                                                               6,400           2,253,937
------------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 2,13                                                                  2,200                   2
------------------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 2,13                                                                    6,650                  --
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 2,13                                                         5,250                  --
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 2,13                                                     800                  --
------------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 2,13                                                      5,925                  59
------------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 2,13                                                                34,425                  --
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 2,13                                                                                        75,434               3,395
Exp. 5/16/06 2,13                                                                                           112                  --
------------------------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 2,13                                                 86,946                  --
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 2,13                                                                        6,600                  --
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 7,13                                                 4,560                  --
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 2,13                                                 7,225                  --
------------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 13                                                                    14,440                 116
------------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 2,13                                                                      8,500                  --
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 13                                                               6,738               2,695
------------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 2,13                                                                 16,650                 167
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 13                                                          17,513               8,831
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 2,13                                                                                         9,035             271,050
------------------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 13                                                        7,500               5,095
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 2,13                                                   59,745              20,911
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 2,13                                                   44,809              10,754
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 2,13                                                   44,809               9,858


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                          UNITS          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 2,13                                                        44,000   $           4,400
                                                                                                                  ------------------
Total Rights, Warrants and Certificates (Cost $1,109,834)                                                                 2,591,270

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--13.0%
------------------------------------------------------------------------------------------------------------------------------------
Aon Capital Markets/Helix 04 Ltd. Catastrophe Linked Nts.,
9.42%, 6/30/09 1                                                                               $      2,750,000           2,706,440
------------------------------------------------------------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe Linked Nts., 19.37%, 6/15/06 1,7                                             3,250,000           3,283,150
------------------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd., 6.915% Nts., 6/13/08 1,2                                                               2,750,000           2,755,500
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 17.37%, 7/3/07 [BRR]                                34,610,000          11,733,445
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                            21,585,000           8,218,308
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                            33,875,000          12,897,623
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.41%, 10/4/05 [BRR]                        16,520,000           7,407,407
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.80%, 1/3/08 [BRR]                         15,201,753           4,792,553
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 19.85%, 1/2/09 [BRR]                         17,433,522           4,762,989
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 20.40%, 1/5/10 [BRR]                         18,237,724           4,368,320
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                                    7,230,000,000           3,872,152
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                          4,311,848,685           2,653,464
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]                             33,115,250,000          17,364,242
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                             18,440,000,000          11,347,773
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                             10,085,000,000           6,206,198
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              8,162,000,000           5,022,805
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              6,891,000,000           4,240,646
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                               168,420,000           4,908,101
Dominican Republic Credit Linked Nts., 15.64%, 5/2/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                               143,415,164           4,301,531
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                           145,400,000           4,709,462
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                               124,607,127           3,777,783
Dominican Republic Credit Linked Nts., 22.41%, 3/10/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                               162,788,690           4,981,544
Dominican Republic Unsec. Credit Linked Nts., 14.67%, 5/15/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                               125,263,530           3,736,403
Dominican Republic Unsec. Credit Linked Nts., 16.18%, 4/24/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                48,437,421           1,456,773
Dominican Republic Unsec. Credit Linked Nts., 23.07%, 3/3/06
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                               333,310,777          10,230,333
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.21%, 9/19/06
(linked to Egyptian Treasury Bills) 8 [EGP]                                                           3,700,000             590,792
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.407%, 2/9/06
(linked to Egyptian Treasury Bills) [EGP]                                                            42,720,000           7,190,013
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%, 1/12/06
(linked to Egyptian Treasury Bills) [EGP]                                                            33,670,000           5,704,435
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%, 10/28/05
(linked to Egyptian Treasury Bills) 8 [EGP]                                                          29,510,000           5,091,192


                     57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.: Continued
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%, 12/29/05
(linked to Egyptian Treasury Bills) [EGP]                                                            10,240,000   $       1,740,640
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 9.65%,11/29/05
(linked to Egyptian Treasury Bills) 8 [EGP]                                                          38,500,000           6,632,561
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                                       6,470,000           1,511,802
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of)
Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                                                 23,490,000          18,736,175
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                                    232,499,000           8,537,295
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                              221,305,000           8,988,634
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 [RUR]                            211,690,000           8,715,526
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                                230,095,000           8,401,392
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                                               553,980,000          20,881,913
South African Rand Interest Bearing Linked Nts., Series Fbi 43,
3.52%, 5/23/22                                                                                       14,280,000          14,157,192
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                                       15,823,000           3,694,530
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                                                2,783,000           3,242,529
Turkey (Republic of) Credit Linked Nts., Series EM 872, 22.88%, 10/20/05 1                            3,293,815           3,446,801
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                                 9,712,912          12,527,811
Turkey (Republic of) Credit Linked Nts., Series EMG 4, 18.70%, 7/6/06 [TRY]                          14,159,292           9,440,194
Turkey (Republic of) Credit Linked Nts., Series EMG 19, 16.90%,
7/5/06 8 [TRY]                                                                                       10,138,656           6,759,581
Turkey (Republic of) Credit Linked Nts., Series NAS 316, 22.66%, 2/23/06 8                            4,814,206           6,248,165
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%,
12/30/09 [UAH]                                                                                        4,771,000           1,113,986
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
12/30/09 [UAH]                                                                                       30,720,000           7,172,846
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 6 [ARP]                                     19,110,000          15,659,196
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 8 [BRR]                                               33,618,120           9,484,585
Campania Total Return Linked Nts., 2.88%, 7/30/10 1 [EUR]                                            36,800,000          44,435,983
Egypt (The Arab Republic of) Total Return Linked Nts., 8.52%, 1/17/06
(linked to Egyptian Treasury Bills) 8 [EGP]                                                          30,710,000           5,200,973
Egypt (The Arab Republic of) Total Return Linked Nts., 9.63%, 3/9/06
(linked to Egyptian Treasury Bills) 8 [EGP]                                                          16,700,000           2,790,582
European Investment Bank, Russian Federation Credit Linked Nts.,
5.65%, 1/19/10                                                                                        5,580,000           4,431,078
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                            6,080,000           4,604,384
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                               6,200,533           6,232,156
Moscow (City of) Credit Linked Nts., 10%, 3/30/10 [RUR]                                             202,100,000           7,985,811
OAO Gazprom I Credit Nts., 6.201%, 10/20/07                                                           7,455,000           8,160,779
OAO Gazprom II Credit Nts., 5.951%, 4/20/07                                                           7,455,000           8,022,670
Philippines (Republic of) Credit Linked Nts., 12%, 1/20/09 [PHP]                                    173,490,000           3,259,812
Philippines (Republic of) Credit Linked Nts., 12.375%, 11/1/09 [PHP]                                340,450,000           6,380,326


                     58 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Philippines (Republic of) Credit Linked Nts., 12.375%, 3/1/15 [PHP]                                  59,230,000   $       1,085,827
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                                      6,161,250           2,330,828
Russian Federation Credit Linked Nts., 12/2/09 8 [RUR]                                              155,437,000           5,742,503
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10 2,6                                    2,660,000           2,665,054
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11 2,6                                  2,660,000           2,665,054
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11 2,6                                    2,660,000           2,665,054
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12 2,6                                  2,660,000           2,665,054
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12 2,6                                    2,660,000           2,665,054
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 2 [UAH]                                    33,459,000           5,863,607
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]                                      13,707,000           2,831,771
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                      2,139,000             499,543
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                      7,579,000           1,770,004
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                                      15,868,000           3,159,130
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                            15,871,000           3,159,728
Videocon International Ltd. Credit Linked Nts., 5.73%, 12/29/09                                      15,470,000          15,496,299
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates,
Series 4-T1, 8.25%, 6/29/10 7,16                                                                    163,410,390         162,593,338
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)/Residential Reinsurance Ltd.
Catastrophe Linked Nts.,, Series B, 12.32%, 6/6/08 1,2                                                4,300,000           3,956,000
------------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 2 [UAH]                                                                             36,698,000           8,534,245
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 8 [BRR]                              26,663,580           3,616,130
Brazil (Federal Republic of) Credit Linked Nts., 12.68%, 6/1/13 8 [BRR]                              42,180,340           6,788,128
Brazil (Federal Republic of) Credit Linked Nts., 15.33%, 1/2/15 8 [BRR]                              81,357,010          11,033,684
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.55%, 1/2/15 8 [BRR]                   56,242,917           7,627,697
Colombia (Republic of) Credit Linked Bonds, 13.50%, 8/3/20 [COP]                                 82,000,000,000           9,970,635
Peru (Republic of) Credit Linked Nts., 8.12%, 9/2/15 8 [PEN]                                         24,240,000           3,112,117
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                             8,765,000           8,783,669
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/8/10
(linked to Romanian Treasury Bills) [RON]                                                             6,092,000           2,209,957
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkey Treasury Bills)                                                                    10,268,922          13,096,983
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Total Return Linked Nts., 6.50%, 3/8/10
(linked to Romanian Treasury Bills) [RON]                                                            16,085,800           5,481,544
Romania (The State of) Total Return Linked Nts., 6.75%, 3/10/08
(linked to Romanian Treasury Bills) [RON]                                                            18,680,000           6,404,549
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                                             1,487,000             518,505
Romania (The State of) Total Return Linked Nts., 7.50%, 3/5/07
(linked to Romanian Treasury Bills) [RON]                                                             2,467,000             862,873
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                             1,478,000             516,452


                     59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.: Continued
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                             3,568,000   $       1,246,752
Romania (The State of) Total Return Linked Nts., 7.90%, 2/11/08
(linked to Romanian Treasury Bills) [RON]                                                            13,855,800           4,923,385
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%, 1/2/14 [BRR]                              26,050,000          11,317,301
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                                          17,600,000          19,166,400
------------------------------------------------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts., 7.78%, 11/19/07 1,7                                       2,100,000           2,173,878
------------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Foundation RE Ltd. Catastrophe
Linked Nts., 7.897%, 11/24/08 1,7                                                                     3,750,000           3,732,469
------------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe
Linked Nts., 8.62%, 6/15/07 1,7                                                                         250,000             252,913
------------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2002, Cl. A-A, 9.87%, 6/15/06 1,7                                                                250,000             249,908
Series 2002-1, Cl. E-A, 8.12%, 6/15/06 1                                                              1,750,000           1,759,888
Series 2003-I, Cl. C-A, 9.87%, 6/15/06 1                                                                250,000             252,788
Series 2003-II, Cl. A-A, 9.87%, 6/15/06 1,7                                                           6,000,000           5,994,600
Series 2003-II, Cl. B-A, 8.87%, 6/15/06 1,7                                                           6,250,000           6,271,875
Series 2003-II, Cl. C-A, 9.62%, 6/15/06 1,7                                                           6,250,000           6,309,375
------------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe
Linked Nts., 7.70%, 1/9/07 1,2                                                                        6,250,000           6,259,688
------------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Sequoia Capital Ltd. Catastrophe
Linked Nts., 9.62%, 6/15/07 1,2                                                                         250,000             255,713
------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                            37,034,500           9,174,651
OAO Gazprom III Credit Nts., 5.88%, 7/5/06                                                           18,640,000          19,310,332
                                                                                                                  ------------------
                                                                                                                        857,932,217
Total Structured Notes (Cost $817,950,818)

                                                                                           STRIKE              NOTIONAL
                                                                                    DATE    PRICE                AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar Call 13                                                         2/9/06     5.67AUD   $     92,180,000     165,063
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real Call 13                                                           10/3/05    16.50BRR         34,390,000         162
------------------------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 13                                                      10/11/05     9.40MXN        339,100,000     359,028
------------------------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 13                                                      11/10/05     9.02MXN        398,600,000     280,364
------------------------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 13                                                       12/2/05     9.42MXN        681,000,000   1,229,216
------------------------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 13                                                       12/8/05     9.23MXN        396,800,000     460,923
------------------------------------------------------------------------------------------------------------------------------------
Mexican Neuvo Peso Call 13                                                      12/27/05     9.32MXN        392,625,000     564,418
                                                                                                                          ----------
Total Swaptions Purchased (Cost $2,946,326)                                                                               3,059,174


                     60 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.0%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 14.12% in joint repurchase agreement (Principal Amount/
Value $951,774,000, with a maturity value of $952,055,566) with UBS Warburg LLC, 3.55%, dated 9/30/05, to be repurchased at $134,395,747 on 10/3/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of $972,647,107 (Cost $134,356,000)         $    134,356,000   $     134,356,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $6,757,448,762)                                                                              6,844,231,144

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.5%
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.1%
Whitehawk CDO Funding Corp., 3.94%, 12/15/05 17                                                       4,000,000           4,000,000
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
Undivided interest of 0.69% in joint repurchase agreement (Principal
Amount/Value $3,300,000,000, with a maturity value of $3,301,064,250)
with Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $22,732,189 on 10/3/05, collateralized by U.S. Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35,
with a value of $3,366,000,000 17                                                                    22,724,860          22,724,860
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM FLOATING NOTE--0.1%
American Express Credit Corp., 3.80%, 10/17/05 17                                                     3,078,420           3,078,420
                                                                                                                  ------------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $29,803,280)                                                                                                       29,803,280
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,787,252,042)                                                         103.8%      6,874,034,424
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (3.8)       (254,479,280)
                                                                                               -------------------------------------
NET ASSETS                                                                                                100.0%  $   6,619,555,144
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP      Argentine Peso
AUD      Australian Dollar
BRR      Brazilian Real
CAD      Canadian Dollar
COP      Colombian Peso
DEM      German Mark
DOP      Dominican Republic Peso
EGP      Egyptian Pounds
EUR      Euro
GBP      British Pound Sterling
HUF      Hungarian Forint
ILS      Israeli Shekel
JPY      Japanese Yen
MXN      Mexican Nuevo Peso
MYR      Malaysian Ringgitt
NZD      New Zealand Dollar
PEN      Peruvian New Sol
PHP      Philippines Peso
PLZ      Polish Zloty
RON      Romanian Leu
RUR      Russian Ruble
TRY      New Turkish Lira
UAH      Ukraine Hryvnia
ZAR      South African Rand

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $232,572,878, which represents 3.51% of the Fund's net assets, of which $20,685 is considered restricted. In addition, the Fund held restricted currency with a value of $1,403,180, which represents 0.02% of the Fund's net assets. See Note 13 of Notes to Financial Statements.


                     61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

3. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $29,565,003. See Note 6 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $38,140,973 or 0.58% of the Fund's net assets as of September 30, 2005.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See Note 1 of Notes to Financial Statements.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $585,491,423 or 8.84% of the Fund's net assets as of September 30, 2005.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Partial or fully-loaned security. See Note 15 of Notes to Financial
Statements.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12. Interest or dividend is paid-in-kind.

13. Non-income producing security.

14. Received as the result of issuer reorganization.

15. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2005 amounts to $20,685. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES      GROSS        GROSS               SHARES
                 SEPTEMBER 30, 2004  ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Prandium, Inc.            1,019,757     14,499*          --            1,034,256

                                                      VALUE             DIVIDEND
                                                 SEE NOTE 1               INCOME
--------------------------------------------------------------------------------
Prandium, Inc.                                   $   20,685                $  --

*   Received as the result of a merger with Oppenheimer Multi-Sector Income
Trust.

16. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

17. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 15 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     62 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities
loaned of approximately $195,321,346)--see
accompanying statement of investments:
Unaffiliated companies (cost $6,775,095,042)                   $  6,874,013,739
Affiliated companies (cost $12,157,000)                                  20,685
                                                               -----------------
                                                                  6,874,034,424
--------------------------------------------------------------------------------
Cash                                                                 18,419,452
--------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,411,728)                            1,391,314
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                46,749,028
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                            28,448,773
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $118,272,857
sold on a when-issued basis or forward commitment)                  123,127,362
Interest, dividends and principal paydowns                           84,143,265
Shares of beneficial interest sold                                   11,512,560
Closed foreign currency contracts                                     8,413,995
Other                                                                   124,317
                                                               -----------------
Total assets                                                      7,196,364,490

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Swaptions written, at value (premiums received $283,433)                376,100
--------------------------------------------------------------------------------
Return of collateral for securities loaned                           29,803,280
--------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                 8,014,177
--------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                            12,338,690
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $490,464,722 purchased
on a when-issued basis or forward commitment)                       504,959,124
Shares of beneficial interest redeemed                                9,260,681
Dividends                                                             5,029,222
Distribution and service plan fees                                    4,014,567
Futures margins                                                       1,438,436
Transfer and shareholder servicing agent fees                           782,597
Shareholder communications                                              321,342
Trustees' compensation                                                  153,740
Other                                                                   317,390
                                                               -----------------
Total liabilities                                                   576,809,346

--------------------------------------------------------------------------------
NET ASSETS                                                     $  6,619,555,144
                                                               =================


                     63 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $      1,526,442
--------------------------------------------------------------------------------
Additional paid-in capital                                        7,391,384,730
--------------------------------------------------------------------------------
Accumulated net investment income                                   123,075,890
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (1,032,513,249)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities denominated in
foreign currencies                                                  136,081,331
                                                               -----------------
NET ASSETS                                                     $  6,619,555,144
                                                               =================

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $4,766,576,168 and 1,099,377,059 shares of
beneficial interest outstanding)                               $           4.34
Maximum offering price per share (net asset value plus
sales charge of 4.75% of offering price)                       $           4.56
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $918,650,756 and
211,162,891 shares of beneficial interest outstanding)         $           4.35
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $788,217,338 and
182,173,307 shares of beneficial interest outstanding)         $           4.33
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $83,287,198 and 19,198,865
shares of beneficial interest outstanding)                     $           4.34
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $62,823,684 and 14,529,655
shares of beneficial interest outstanding)                     $           4.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     64 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $44,870)           $  350,176,695
--------------------------------------------------------------------------------
Fee income                                                            9,023,057
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $203,200)              3,021,489
--------------------------------------------------------------------------------
Portfolio lending fees                                                  205,690
--------------------------------------------------------------------------------
Other income                                                             82,123
                                                                 ---------------
Total investment income                                             362,509,054

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      33,309,652
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              10,768,143
Class B                                                              10,198,995
Class C                                                               7,471,089
Class N                                                                 345,046
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               5,848,219
Class B                                                               1,386,425
Class C                                                                 965,701
Class N                                                                 221,892
Class Y                                                                 414,218
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 562,917
Class B                                                                 140,351
Class C                                                                  83,088
Class N                                                                  23,648
Class Y                                                                   1,693
--------------------------------------------------------------------------------
Custodian fees and expenses                                             983,650
--------------------------------------------------------------------------------
Trustees' compensation                                                  128,139
--------------------------------------------------------------------------------
Other                                                                   258,626
                                                                 ---------------
Total expenses                                                       73,111,492
Less reduction to custodian expenses                                   (226,303)
Less waivers and reimbursements of expenses                            (243,959)
                                                                 ---------------
Net expenses                                                         72,641,230

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               289,867,824


                     65 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                    $    126,250,196
Closing and expiration of option contracts written                    1,598,129
Closing and expiration of swaption contracts                         (4,139,471)
Closing of futures contracts                                          1,170,289
Foreign currency transactions                                        90,930,190
Swap contracts                                                      (32,745,185)
                                                               -----------------
Net realized gain                                                   183,064,148
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         117,916,967
Translation of assets and liabilities denominated in
foreign currencies                                                  (20,316,994)
Futures contracts                                                   (11,815,647)
Option contracts                                                     (1,567,809)
Swaption contracts                                                     (291,287)
Swap contracts                                                       13,657,381
                                                               -----------------
Net change in unrealized appreciation                                97,582,611

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    570,514,583
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     66 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                             2005                 2004
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                    $    289,867,824     $    288,935,524
-----------------------------------------------------------------------------------------------
Net realized gain                                             183,064,148          125,469,004
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                          97,582,611          106,949,202
                                                         --------------------------------------
Net increase in net assets resulting from operations          570,514,583          521,353,730

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                      (294,738,505)        (192,285,670)
Class B                                                       (62,870,416)         (57,497,267)
Class C                                                       (44,696,942)         (28,954,074)
Class N                                                        (4,206,758)          (1,737,495)
Class Y                                                        (6,335,724)         (10,331,686)

-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                       541,271,143          102,366,894
Class B                                                      (271,334,101)        (576,954,365)
Class C                                                        60,028,844          (13,106,700)
Class N                                                        28,754,049           21,566,186
Class Y                                                       (91,805,446)         (97,360,343)

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total increase (decrease)                                     424,580,727         (332,940,790)
-----------------------------------------------------------------------------------------------
Beginning of period                                         6,194,974,417        6,527,915,207
                                                         --------------------------------------
End of period (including accumulated net investment
income of $123,075,890 and $119,924,802, respectively)   $  6,619,555,144     $  6,194,974,417
                                                         ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     67 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED SEPTEMBER 30,                      2005           2004             2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.23     $     4.08       $     3.64     $     3.72     $     4.18
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21 1          .20              .26            .32            .36
Net realized and unrealized gain (loss)                  .19            .15              .43           (.08)          (.43)
                                                  ---------------------------------------------------------------------------
Total from investment operations                         .40            .35              .69            .24           (.07)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.29)          (.20)            (.25)          (.30)          (.26)
Tax return of capital distribution                        --             --               --           (.02)          (.13)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.29)          (.20)            (.25)          (.32)          (.39)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.34     $     4.23       $     4.08     $     3.64     $     3.72
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.77%          8.73%           19.59%          6.63%         (1.79)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $4,766,576     $4,117,666       $3,873,018     $3,202,825     $3,186,441
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $4,392,321     $4,025,554       $3,521,307     $3,263,490     $3,349,859
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.82%          4.69%            6.60%          7.91%          8.90%
Total expenses                                          0.94% 4        0.95% 4,5        0.95% 4        1.01% 4        0.93% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  103% 6          90% 6           104%           117%           209%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

4.    Reduction to custodian expenses less than 0.01%.

5.    Voluntary waiver of transfer agent fees less than 0.01%.

6.    The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------
Year Ended September 30, 2005   $       4,436,804,790   $   4,469,108,355
Year Ended September 30, 2004   $       5,593,936,243   $   5,563,251,032


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     68 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS B   YEAR ENDED SEPTEMBER 30,                      2005           2004            2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.24     $     4.10      $     3.66     $     3.73     $     4.19
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .17 1          .16             .22            .28            .33
Net realized and unrealized gain (loss)                  .20            .15             .44           (.05)          (.43)
                                                  -------------------------------------------------------------------------
Total from investment operations                         .37            .31             .66            .23           (.10)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.26)          (.17)           (.22)          (.28)          (.24)
Tax return of capital distribution                        --             --              --           (.02)          (.12)
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.26)          (.17)           (.22)          (.30)          (.36)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.35     $     4.24      $     4.10     $     3.66     $     3.73
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.94%          7.66%          18.62%          6.11%         (2.53)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  918,651     $1,163,555      $1,686,295     $1,847,182     $2,186,638
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,021,022     $1,424,322      $1,757,152     $2,056,449     $2,394,886
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.05%          4.16%           5.92%          7.22%          8.14%
Total expenses                                          1.70%          1.69%           1.68%          1.75%          1.68%
Expenses after payments and waivers and
reduction to custodian expenses                         1.69%          1.69%           1.68%          1.75%          1.68%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  103% 4          90% 4          104%           117%           209%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

4.    The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------
Year Ended September 30, 2005   $       4,436,804,790   $   4,469,108,355
Year Ended September 30, 2004   $       5,593,936,243   $   5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     69 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED SEPTEMBER 30,                      2005           2004             2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.22     $     4.07       $     3.64     $     3.71     $     4.17
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .17 1          .17              .23            .29            .33
Net realized and unrealized gain (loss)                  .20            .15              .42           (.06)          (.43)
                                                  ---------------------------------------------------------------------------
Total from investment operations                         .37            .32              .65            .23           (.10)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.26)          (.17)            (.22)          (.28)          (.24)
Tax return of capital distribution                        --             --               --           (.02)          (.12)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.26)          (.17)            (.22)          (.30)          (.36)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.33     $     4.22       $     4.07     $     3.64     $     3.71
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.96%          7.95%           18.45%          6.15%         (2.54)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  788,217     $  710,085       $  698,196     $  568,487     $  553,399
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  748,199     $  716,206       $  623,598     $  571,292     $  554,279
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.07%          4.06%            5.85%          7.15%          8.15%
Total expenses                                          1.69% 4        1.69% 4,5        1.69% 4        1.75% 4        1.68% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  103% 6          90% 6           104%           117%           209%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

4.    Reduction to custodian expenses less than 0.01%.

5.    Voluntary waiver of transfer agent fees less than 0.01%.

6.    The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------
Year Ended September 30, 2005   $       4,436,804,790   $   4,469,108,355
Year Ended September 30, 2004   $       5,593,936,243   $   5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     70 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS N   YEAR ENDED SEPTEMBER 30,                      2005           2004             2003           2002         2001 1
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.23     $     4.08       $     3.65     $     3.72     $     4.13
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .19 2          .17              .25            .30            .22
Net realized and unrealized gain (loss)                  .19            .16              .42           (.05)          (.41)
                                                  ---------------------------------------------------------------------------
Total from investment operations                         .38            .33              .67            .25           (.19)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.27)          (.18)            (.24)          (.30)          (.15)
Tax return of capital distribution                        --             --               --           (.02)          (.07)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.27)          (.18)            (.24)          (.32)          (.22)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.34     $     4.23       $     4.08     $     3.65     $     3.72
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      9.27%          8.28%           18.82%          6.70%         (4.61)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   83,287     $   52,969       $   30,110     $   15,508     $    3,215
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   69,480     $   40,043       $   22,627     $    8,954     $    1,348
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   4.37%          4.19%            6.08%          7.07%          9.74%
Total expenses                                          1.40% 5        1.38% 5,6        1.34% 5        1.22% 5        0.98% 5
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  103% 7          90% 7           104%           117%           209%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.    Annualized for periods of less than one full year.

5.    Reduction to custodian expenses less than 0.01%.

6.    Voluntary waiver of transfer agent fees less than 0.01%.

7.    The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------
Year Ended September 30, 2005   $       4,436,804,790   $   4,469,108,355
Year Ended September 30, 2004   $       5,593,936,243   $   5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     71 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y   YEAR ENDED SEPTEMBER 30,                      2005           2004            2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.22     $     4.07      $     3.64     $     3.71     $     4.17
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21 1          .21             .26            .32            .36
Net realized and unrealized gain (loss)                  .19            .14             .42           (.06)          (.42)
                                                  -------------------------------------------------------------------------
Total from investment operations                         .40            .35             .68            .26           (.06)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.30)          (.20)           (.25)          (.31)          (.26)
Tax return of capital distribution                        --             --              --           (.02)          (.14)
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.30)          (.20)           (.25)          (.33)          (.40)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.32     $     4.22      $     4.07     $     3.64     $     3.71
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.73%          8.80%          19.33%          7.06%         (1.58)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   62,824     $  150,699      $  240,296     $  152,767     $  103,858
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   68,656     $  213,632      $  194,308     $  127,992     $   94,400
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.84%          4.80%           6.57%          7.86%          9.09%
Total expenses                                          1.16%          1.29%           1.41%          1.74%          1.35%
Expenses after payments and waivers and
reduction to custodian expenses                         0.80%          0.90%           0.91%          0.90%          0.78%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  103% 4          90% 4          104%           117%           209%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

4.    The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------
Year Ended September 30, 2005   $       4,436,804,790   $   4,469,108,355
Year Ended September 30, 2004   $       5,593,936,243   $   5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     72 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by


                     73 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2005, the market value of these securities comprised 13.0% of the Fund's net assets and resulted in unrealized cumulative gains of $39,981,399.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $490,464,722 of securities issued on a when-issued basis or forward commitment and sold $118,272,857 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same


                     74 | OPPENHEIMER STRATEGIC INCOME FUND
type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $41,030,842, representing 0.62% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the


                     75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED   UNDISTRIBUTED           ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT      LONG-TERM                  LOSS   FOR FEDERAL INCOME
    INCOME                   GAIN  CARRYFORWARD 1,2,3,4         TAX PURPOSES
    ------------------------------------------------------------------------
    $  200,704,558            $--        $1,020,974,644          $72,891,477

1. As of September 30, 2005, the Fund had $1,020,314,633 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2005, details of the capital loss carryforwards were as follows:

                     EXPIRING
                     ------------------------------
                     2007            $    6,301,259
                     2008               358,683,799
                     2009                52,578,252
                     2010               185,647,798
                     2011               294,188,800
                     2012               122,914,725
                                     --------------
                     Total           $1,020,314,633
                                     ==============

2. The Fund had $660,011 of straddle losses which were deferred.

3. During the fiscal year ended September 30, 2005, the Fund utilized $12,383,126 of capital capital loss carryforward to offset capital gains realized in that fiscal year. a

   a. Includes $2,302,465 of capital loss carryforwards acquired in the July 21, 2005 merger of Oppenheimer Multi-Sector Income Trust.

4. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.


                     76 | OPPENHEIMER STRATEGIC INCOME FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                  REDUCTION TO             INCREASE TO
                                   ACCUMULATED         ACCUMULATED NET
           INCREASE TO          NET INVESTMENT           REALIZED LOSS
           PAID-IN CAPITAL                LOSS          ON INVESTMENTS
           -----------------------------------------------------------
           $2,248,243             $126,131,609            $128,379,852

The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 was as follows:

                                    YEAR ENDED              YEAR ENDED
                                SEPT. 30, 2005          SEPT. 30, 2004
           -----------------------------------------------------------
           Distributions
           paid from:
           Ordinary income        $412,848,345            $290,806,192

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities              $ 6,797,347,794
           Federal tax cost of other investments          (487,804,716)
                                                       ---------------
           Total federal tax cost                      $ 6,309,543,078
                                                       ===============
           Gross unrealized appreciation               $   370,426,317
           Gross unrealized depreciation                  (297,534,840)
                                                       ---------------
           Net unrealized appreciation                 $    72,891,477
                                                       ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net


                     77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     78 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED SEPTEMBER 30, 2005       YEAR ENDED SEPTEMBER 30, 2004
                                     SHARES              AMOUNT           SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                            253,721,621    $  1,091,121,076      239,096,359    $   999,651,057
Dividends and/or
distributions reinvested         48,950,677         211,128,508       32,121,259        134,314,145
Acquisition-Note 14              62,844,742         270,860,838               --                 --
Redeemed                       (239,685,952)     (1,031,839,279)    (246,819,671)    (1,031,598,308)
                               ---------------------------------------------------------------------
Net increase                    125,831,088    $    541,271,143       24,397,947    $   102,366,894
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                             27,868,668    $    120,195,274       31,907,359    $   133,737,139
Dividends and/or
distributions reinvested          9,542,125          41,299,086        8,657,421         36,309,677
Redeemed                       (100,359,143)       (432,828,461)    (178,229,376)      (747,001,181)
                               ---------------------------------------------------------------------
Net decrease                    (62,948,350)   $   (271,334,101)    (137,664,596)   $  (576,954,365)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                             40,612,822    $    174,277,627       34,946,299    $   145,838,345
Dividends and/or
distributions reinvested          7,606,352          32,743,949        4,955,123         20,669,780
Redeemed                        (34,262,628)       (146,992,732)     (43,114,379)      (179,614,825)
                               ---------------------------------------------------------------------
Net increase (decrease)          13,956,546    $     60,028,844       (3,212,957)   $   (13,106,700)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                             10,118,176    $     43,521,928        7,364,068    $    30,835,235
Dividends and/or
distributions reinvested            896,137           3,865,917          393,458          1,645,805
Redeemed                         (4,331,470)        (18,633,796)      (2,615,117)       (10,914,854)
                               ---------------------------------------------------------------------
Net increase                      6,682,843    $     28,754,049        5,142,409    $    21,566,186
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                             16,530,646    $     72,458,398       19,171,754    $    79,967,710
Dividends and/or
distributions reinvested          1,472,034           4,751,793        1,795,794          7,487,037
Redeemed                        (39,181,919)       (169,015,637)     (44,274,233)      (184,815,090)
                               ---------------------------------------------------------------------
Net decrease                    (21,179,239)   $    (91,805,446)     (23,306,685)   $   (97,360,343)
                               =====================================================================


                     79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:
                                            PURCHASES            SALES
      ----------------------------------------------------------------
      Investment securities            $5,229,020,458   $4,950,068,411
      U.S. government and government
      agency obligations                  761,799,063      882,828,558
      To Be Announced (TBA)
      mortgage-related securities       4,436,804,790    4,469,108,355

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2005, the Fund paid $8,605,038 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                     80 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B, Class C and Class N shares were $95,359,492, $22,928,061 and $1,074,287, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED            DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------
September 30, 2005     $2,269,622         $9,298     $2,114,614       $121,168        $44,508

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2005, OFS waived $243,959 for Class Y shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and


                     81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                    CONTRACT            VALUATION
                                    EXPIRATION        AMOUNT                AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                     DATES        (000s)       SEPT. 30, 2005    APPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso [ARP]            10/6/05-2/2/06        82,393ARP      $ 27,915,787    $    349,071    $    184,609
Brazilian Real [BRR]         10/26/05-12/10/09       398,587BRR       190,206,033      34,372,002              --
British Pound
Sterling [GBP]                          3/9/06         3,000GBP      $  5,285,650              --           6,950
Canadian Dollar [CAD]                 10/21/05        33,980CAD        29,247,195         110,979              --
Chilean Peso [CLP]            10/6/05-12/22/05     7,025,000CLP        13,253,051         173,917              --
Indian Rupee [INR]           10/26/05-12/20/05     1,509,250INR        34,303,312         195,923              --
Indonesia Rupiah [IDR]                  1/4/06    62,080,000IDR         6,027,184         153,958              --
Japanese Yen [JPY]                      3/9/06     3,620,000JPY        32,489,924              --         411,690
Mexican Nuevo
Peso [MXN]                   10/25/05-10/26/05       465,160MXN        43,059,576          72,337          65,440
Norwegian Krone [NOK]                 10/24/05       161,280NOK        24,645,312              --         613,138
Philippines Peso [PHP]                10/26/05     1,475,900PHP        26,250,059         151,032              --
Russian Ruble [RUR]                   10/27/05       230,505RUR         8,099,566         202,855              --
Slovakia Koruna [SKK]        11/14/05-12/21/05       960,940SKK        29,770,104              --         746,711
Swiss Franc [CHF]                     10/21/05       139,450CHF       107,922,907              --       1,562,992
Turkish Lira [TRY]             10/26/05-2/1/08        79,191TRY        68,744,907       1,750,488         188,070
                                                                                     ----------------------------
                                                                                       37,532,562       3,779,600
                                                                                     ----------------------------
CONTRACTS TO SELL
Argentine Peso [ARP]                   10/6/05        60,073ARP        20,651,447         243,507              --
Australian Dollar [AUD]                12/5/05        49,680AUD        37,775,914              --         913,354
British Pound
Sterling [GBP]                 10/17/05-3/8/06        30,610GBP        53,957,497       1,302,662              --
Canadian Dollar [CAD]                  2/17/06        14,600CAD        12,609,464              --         361,142
Chinese Renminbi
(Yuan) [CNY]                          10/26/05       213,100CNY        26,355,825          42,441              --
Czech Koruna [CZK]                    10/26/05       683,400CZK        27,766,689         578,396              --
Euro [EUR]                     10/17/05-3/9/06       225,890EUR       272,347,190       4,187,970              --
Japanese Yen [JPY]             10/26/05-3/8/06    16,474,000JPY       146,648,685       2,118,566              --
South African
Rand [ZAR]                   10/11/05-11/15/05       136,780ZAR        21,452,337              --       1,701,996
Swedish Krone [SEK]                   10/26/05       212,900SEK        27,502,170         306,267              --
Swiss Franc [CHF]                     10/26/05        35,370CHF        27,385,694         436,657              --
Turkish Lira [TRY]              11/1/05-2/8/06        49,848TRY        36,122,059              --       1,258,085
                                                                                     ----------------------------
                                                                                        9,216,466       4,234,577
                                                                                     ----------------------------
Total unrealized appreciation and depreciation                                       $ 46,749,028    $  8,014,177
                                                                                     ============================


                     82 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                    VALUATION AS OF        UNREALIZED
                                           EXPIRATION   NUMBER OF     SEPTEMBER 30,      APPRECIATION
CONTRACT DESCRIPTION                            DATES   CONTRACTS              2005    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Amsterdam Exchange Index                     10/21/05         116   $    11,252,160   $      189,918
CAC-40 10 Index                              10/21/05         264        14,598,450          264,518
DAX Index                                    12/16/05          74        11,264,978          284,567
FTSE 100 Index                               12/16/05          23         2,224,910           (6,072)
Japan (Government of) Mini Bonds, 10 yr.      12/8/05         104        12,612,474           (7,638)
Standard & Poor's ASX 200 Index              12/15/05         133        11,757,817          288,684
Standard & Poor's/MIB Index, 10 yr.          12/16/05          54        11,294,538          142,679
U.S. Long Bonds                              12/20/05       1,443       165,088,219       (3,958,588)
U.S. Treasury Nts., 10 yr.                   12/20/05       1,452       159,606,563         (570,364)
                                                                                      ---------------
                                                                                          (3,372,296)
                                                                                      ---------------


                     83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

                                                         VALUATION AS OF      UNREALIZED
                                EXPIRATION   NUMBER OF     SEPTEMBER 30,    APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS              2005   (DEPRECIATION)
-----------------------------------------------------------------------------------------
CONTRACTS TO SELL
CAC-40 10 Index                   10/21/05         357     $  19,741,085    $   (478,938)
DAX Index                         12/16/05         163        24,813,398        (737,936)
Euro-Bundesobligation, 10 yr.      12/8/05         115        16,935,220          42,328
FTSE 100 Index                    12/16/05         188        18,186,221        (397,345)
NASDAQ 100 E-Mini Index           12/16/05         699        22,563,720        (168,792)
Nikkei 225 Index                   12/8/05         284        33,923,890      (2,194,159)
Standard & Poor's 500 Index       12/15/05         389       120,035,675         382,679
United Kingdom Long Gilt          12/28/05          14         2,783,653           4,820
U.S. Long Bonds                   12/20/05         960       109,830,000         132,067
U.S. Treasury Nts., 2 yr.         12/30/05       1,707       351,455,297       1,074,333
U.S. Treasury Nts., 5 yr.         12/20/05         852        91,044,188         523,434
U.S. Treasury Nts., 10 yr.        12/20/05         303        33,306,328         392,302
                                                                           --------------
                                                                              (1,425,207)
                                                                           --------------
                                                                             $(4,797,503)
                                                                           ==============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium


                     84 | OPPENHEIMER STRATEGIC INCOME FUND
whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended September 30, 2005 was as follows:

                                               CALL OPTIONS                      PUT OPTIONS
                             -------------------------------     ----------------------------
                                  PRINCIPAL/                      PRINCIPAL/
                                   NUMBER OF       AMOUNT OF       NUMBER OF       AMOUNT OF
                                   CONTRACTS        PREMIUMS       CONTRACTS        PREMIUMS
---------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2004            21,980,010,785     $ 1,608,916              --     $        --
Options written                       35,835          52,734      17,775,000          41,124
Options closed or expired    (21,980,046,620)     (1,661,650)    (17,775,000)        (41,124)
                             ----------------------------------------------------------------
Options outstanding as of
September 30, 2005                        --     $        --              --     $        --
                             ================================================================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of September 30, 2005, the Fund had entered into the following total return swap agreements:

                                                                RECEIVED
                                   PAID BY THE      RATES         BY THE       RATES
                                       FUND AT      AS OF        FUND AT       AS OF                     UNREALIZED
SWAP                    NOTIONAL     SEPT. 30,   SEPT.30,      SEPT. 30,   SEPT. 30,   TERMINATION     APPRECIATION
COUNTERPARTY              AMOUNT          2005       2005           2005        2005         DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Deutsche                             Six-Month
Bank AG              $12,650,000     BBA LIBOR    4.23063%          UDIS    3.586687%      5/13/15      $ 1,362,854
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                     Six-Month
                       7,180,000     BBA LIBOR    4.23063           UDIS    3.586687       1/14/15          716,483
                                     Six-Month
                       7,180,000     BBA LIBOR    4.23063           UDIS    3.586687       1/20/15          730,069
--------------------------------------------------------------------------------------------------------------------
                                     One-Month
                                         LIBOR                 Change of
                                   Minus 0.25%              Total Return
                                      (+ or -)                 of Lehman
                                          Rate                  Brothers
UBS AG                 3,230,000      Received    5.04893     CMBS Index       (1.36)*     12/1/05          (43,810)
                                                                                                     ---------------
                                                                                                        $ 2,765,596
                                                                                                     ===============

* Represents an additional amount paid by the Fund at September 30, 2005.


                     85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

Index abbreviations are as follows:
BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
CMBS        Commercial Mortgage Backed Securities
LIBOR       London-Interbank Offered Rate
UDIS        Mexican Indice Nacional de Precios al Consumidor

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of September 30, 2005, the Fund had entered into the following interest rate swap agreements:

                                             RATE          RATE
                                          PAID BY   RECEIVED BY
                                      THE FUND AT   THE FUND AT                                   UNREALIZED
SWAP                     NOTIONAL       SEPT. 30,      SEPT.30,      FLOATING   TERMINATION     APPRECIATION
COUNTERPARTY               AMOUNT            2005          2005    RATE INDEX         DATES   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets
Holdings, Inc.:
                                                                  Three-Month
                   10,321,000,000KRW         3.93%         4.34%        KWCDC       2/17/10       $  (67,002)
                    3,360,000,000KRW         3.49         4.575         KWCDC       8/26/10              344
                                                                    Six-Month
                       11,250,000PLZ         4.35          5.52          WIBO       3/24/10          225,970
                                                                    Six-Month
                       18,000,000PLZ         4.35          5.55          WIBO       3/24/10          368,228
-------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets                                                    Three-Month
Holdings, Inc.        125,000,000            3.76          4.96     BBA LIBOR        5/6/14        3,619,788


                     86 | OPPENHEIMER STRATEGIC INCOME FUND

                                             RATE          RATE
                                          PAID BY   RECEIVED BY
                                      THE FUND AT   THE FUND AT                                   UNREALIZED
SWAP                     NOTIONAL       SEPT. 30,      SEPT.30,      FLOATING   TERMINATION     APPRECIATION
COUNTERPARTY               AMOUNT            2005          2005    RATE INDEX         DATES   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston                                                           28-Day
International          68,120,000MXN        10.03%           10%     MXN TIIE        7/9/15        $ 336,559
-------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.                                                  Six-Month
(Nassau Branch)        29,695,000PLZ         4.91          4.48          WIBO        7/1/10          (63,818)
-------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                                                                  Three-Month
                       29,210,000EUR        2.134          3.83       EURIBOR        3/8/15        2,472,438
                                                                    Six-Month
                        6,930,000            3.66          5.25         LIBOR       6/23/15          493,827
                                                                  Three-Month
                       39,995,000           4.816         3.834     BBA LIBOR        3/8/15         (322,668)
                                                                       90-Day
                      481,500,000TWD        2.585          1.36          CPTW       8/19/09         (381,804)
                      637,815,000INR         4.88         5.012           IRS       1/15/09          489,920
                                                                  Three-Month
                       94,000,000            3.79          5.32     BBA LIBOR       5/12/14        5,546,505
-------------------------------------------------------------------------------------------------------------
Goldman
Sachs Capital
Markets LP:
                      118,589,283BRR        19.73         17.18          BZDI        1/2/08           82,499
                       12,475,040BRR        18.25         17.72          BZDI        1/2/07          (51,964)
                       19,476,430BRR        19.20         18.16          BZDI        1/2/08          194,701
                       34,200,000MXN         9.49            10      MXN TIIE       6/24/15          160,040
                       67,560,000MXN         9.61         10.22      MXN TIIE       1/30/15          405,628
                       59,375,000MXN         9.48         10.43      MXN TIIE       5/29/15          433,865
                       59,375,000MXN         9.48         10.30      MXN TIIE        6/1/15          386,404
                       59,620,000MXN        9.735         10.29      MXN TIIE       6/14/15          386,446


                     87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

                                             RATE          RATE
                                          PAID BY   RECEIVED BY
                                      THE FUND AT   THE FUND AT                                   UNREALIZED
SWAP                     NOTIONAL       SEPT. 30,      SEPT.30,      FLOATING   TERMINATION     APPRECIATION
COUNTERPARTY               AMOUNT            2005          2005    RATE INDEX         DATES   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                       23,464,063BRR        18.63%           18%         BZDI        1/2/07   $      (38,592)
                        9,638,700BRR        18.25         17.17          BZDI        1/2/08          (23,603)
                       11,780,630BRR        18.25         17.17          BZDI        1/2/08          (28,848)
                       70,140,000MXN         9.72         10.70      MXN TIIE        5/8/15          630,750
                       39,690,000MXN        9.625          9.41      MXN TIIE       8/31/20           (3,682)
                       78,820,000MXN        9.675          9.50      MXN TIIE       8/28/25           (4,928)
                      119,100,000MXN        9.625          9.51      MXN TIIE       8/26/25            2,810
                       89,830,000MXN        9.675          9.74      MXN TIIE        1/5/10          254,448
                      179,660,000MXN        9.625          9.84      MXN TIIE      12/31/09          570,026
                       30,800,000MXN        9.495         10.85      MXN TIIE        3/5/15          301,900
-------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:
                                                                    Six-Month
                    3,175,600,000HUF         6.63             7    LIBOR flat       7/14/08          307,273
                                                                       28-Day
                      117,080,000MXN         9.65         10.88      MXN TIIE      11/16/14        1,171,134
                       65,300,000MXN         9.51          9.76      MXN TIIE       8/17/15          225,016
                                                                  Three-Month
                      300,000,000            4.59         3.961     BBA LIBOR       3/24/10         (226,371)
                                                                  Three-Month
                        8,500,000            3.97          4.38         LIBOR       9/27/14         (202,881)
                                                                  Three-Month
                       17,455,000            3.68          4.94     BBA LIBOR       4/30/14          556,024
-------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                                                                    Six-Month
                        7,700,000GBP        4.598         4.515     BBA LIBOR       2/17/16          (22,421)
                                                                    Six-Month
                       32,250,000GBP        4.515          4.52     BBA LIBOR       2/17/08           74,764
                                                                       28-Day
                       67,450,000MXN        9.625          9.99      MXN TIIE       7/19/15          317,189
                                                                    Six-Month
                       34,350,000PLZ         4.74          4.53          WIBO        7/5/10          (52,122)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                       12,776,603BRR        18.68         16.88          BZDI        1/2/08          (72,911)
                       25,645,000BRR        19.72         17.59          BZDI        1/2/07          (55,110)
                                                                  Three-Month
                      264,000,000            2.32          3.76    LIBOR flat      11/10/05        1,667,061
                                                                  Three-Month
                       38,140,000ZAR            7          8.14          JIBA       5/18/10           59,380
                                                                                              ---------------
                                                                                              $   20,122,212
                                                                                              ===============


                     88 | OPPENHEIMER STRATEGIC INCOME FUND

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR          Brazilian Real
EUR          Euro
GBP          British Pound Sterling
HUF          Hungary Forints
INR          Indian Rupee
KRW          South Korean Won
MXN          Mexican Nuevo Peso
PLZ          Polish Zloty
TWD          New Taiwan Dollar
ZAR          South African Rand

Index abbreviations are as follows:

BBA LIBOR    British Bankers' Association London-Interbank Offered Rate
BZDI         Brazil Cetip Interbank Deposit Rate
CPTW         Bloomberg Taiwan Secondary Commercial Papers
EURIBOR      Euro Interbank Offered Rate
IRS          India Swap Composites
JIBA         South Africa Johannesburg Interbank Agreed Rate
KWCDC        South Korean Won
LIBOR        London-Interbank Offered Rate
MXN TIIE     Mexican Peso-Interbank Equilibrium Interest Rate
WIBO         Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of September 30, 2005 is as follows:


                     89 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT SWAP CONTRACTS Continued

                                                              NOTIONAL
                                                                AMOUNT        ANNUAL
                                                       RECEIVED BY THE      INTEREST
                                                             FUND UPON     RATE PAID     UNREALIZED
COUNTERPARTY         REFERENCED DEBT OBLIGATION           CREDIT EVENT   BY THE FUND   DEPRECIATION
---------------------------------------------------------------------------------------------------
Citigroup Global
Markets Limited      Russian Federation
London, UK           5% Step-up Bond                   $    57,270,000          1.09%  $  1,586,797
---------------------------------------------------------------------------------------------------
JPMorgan Chase
New York, NY:
                     Kingdom of Jordan
                     6% Step-up Bond                         4,525,000          2.00         44,311
                     Russian Federation
                     2.50% Step-up Bond                      8,390,000          2.40      1,012,899
---------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                     Brazil 12.25% Global Bond              30,680,000          6.15      4,594,501
                     General Motors 7.125% Bond              4,300,000          5.45        228,199
                     General Motors 7.125% Bond              8,700,000          4.40        164,533
                     Republic of Turkey 11.875% Bond         5,070,000          3.15        321,604
---------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                     Republic of Columbia
                     10.375% Bond                            5,880,000          3.70        372,883
                     Turkey Government
                     11.875% International Bond             14,860,000          3.22        496,393
                     Ukrainian Government Bond               4,504,000          1.65          6,980
---------------------------------------------------------------------------------------------------
UBS AG,              Federal Republic of Brazil
London Branch        12.25% Bond                            11,315,000          4.50      1,218,142
                                                                                       ------------
                                                                                       $ 10,047,242
                                                                                       ============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of September 30, 2005 is as follows:


                     90 | OPPENHEIMER STRATEGIC INCOME FUND

                                                            NOTIONAL        ANNUAL
                                                              AMOUNT      INTEREST
                                                         PAID BY THE          RATE       UNREALIZED
                                                           FUND UPON   RECEIVED BY     APPRECIATION
COUNTERPARTY         REFERENCED DEBT OBLIGATION         CREDIT EVENT      THE FUND   (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Citigroup Global
Markets Limited      Russian Federation
London, UK           5% Step-up Bond                   $ 100,220,000          0.70%  $      827,915
---------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                     General Motors 7.125% Bond            4,300,000          9.80          639,331
                     General Motors 7.125% Bond            8,700,000          5.55         (536,435)
                     Republic of Turkey 11.875% Bond      11,170,000          1.87          247,374
---------------------------------------------------------------------------------------------------
UBS AG,              Federal Republic of Brazil
London Branch        12.25% Bond                          27,605,000          3.80        2,183,810
                                                                                     --------------
                                                                                     $    3,361,995
                                                                                     ==============

--------------------------------------------------------------------------------
11. FOREIGN EXCHANGE VOLATILITY SWAP CONTRACTS

The Fund may enter into a foreign exchange volatility swap transaction to hedge the direction of volatility in a particular currency, or for other non-speculative purposes. In foreign exchange volatility swaps, counterparties agree to buy or sell volatility at a specific volatility level over a fixed period. Payment is normally made on the basis of a currency amount per percentage point above or below the volatility strike level at maturity. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records a daily increase or decrease to unrealized gain (loss) based on changes in the amount due to or owed by the Fund at the expiration date of the swap. Foreign exchange volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations).

      As of September 30, 2005, the Fund had entered into the following foreign exchange volatility swap agreements:

                                             NOTIONAL
                                            PRINCIPAL   EXPIRATION                 UNREALIZED
SWAP COUNTERPARTY   CURRENCY                   AMOUNT         DATE       PRICE   DEPRECIATION
---------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)   Mexican Nuevo Peso   $ 15,020,000     10/12/05   11.449MXN   $     92,478


                     91 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the year ended September 30, 2005 was as follows:

                                                 CALL SWAPTIONS                     PUT SWAPTIONS
                               --------------------------------   --------------------------------
                                      NOTIONAL        AMOUNT OF          NOTIONAL       AMOUNT OF
                                        AMOUNT         PREMIUMS            AMOUNT        PREMIUMS
--------------------------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2004             $    74,945,000   $      741,585   $    94,160,000   $     439,416
Swaptions written                  517,915,000        3,575,460        94,160,000         325,223
Swaptions closed or expired       (523,730,000)      (4,033,612)     (188,320,000)       (764,639)
                               -------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005             $    69,130,000   $      283,433   $            --   $          --
                               ===================================================================

As of September 30, 2005, the Fund had entered into the following swaption contracts:

                              NOTIONAL   EXPIRATION       STRIKE       PREMIUM        VALUE
SWAPTIONS                       AMOUNT         DATE        PRICE      RECEIVED   SEE NOTE 1
-------------------------------------------------------------------------------------------
U.S. Dollar              $  69,130,000       2/9/06   $     4.74   $   283,433   $  376,100

--------------------------------------------------------------------------------
13. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:


                     92 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                   VALUATION AS OF
                                      ACQUISITION                    SEPTEMBER 30,     UNREALIZED
SECURITY                                    DATES           COST              2005   DEPRECIATION
--------------------------------------------------------------------------------------------------
Geotek Communications, Inc.
Series B, Escrow Shares                    1/4/01   $      2,500   $            --   $      2,500
Prandium, Inc.                    3/18/99-7/18/02     12,157,000            20,685     12,136,315
CURRENCY
Argentine Peso (ARP)                      7/22/05      1,423,594         1,403,180         20,414
                                                    ----------------------------------------------
                                                    $ 13,583,094   $     1,423,865   $ 12,159,229
                                                    ==============================================

--------------------------------------------------------------------------------
14. ACQUISITION OF OPPENHEIMER MULTI-SECTOR INCOME TRUST

On July 22, 2005, the Fund acquired all of the net assets of Oppenheimer Multi-Sector Income Trust, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Multi-Sector Income Trust shareholders on July 12, 2005. The Fund issued (at an exchange ratio of 2.150014 for Class A of the Fund to one share of Oppenheimer Multi-Sector Income Trust) 62,844,742 shares of beneficial interest for Class A, valued at $270,860,838 in exchange for the net assets, resulting in combined Class A net assets of $4,466,747,248 on July 22, 2005. The net assets acquired included net unrealized appreciation of $6,581,052 and an unused capital loss carryforward of $32,689,355, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
15. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $195,321,346. Collateral of $199,640,509 was received for the loans, of which $29,803,280 was received in cash and subsequently invested in approved instruments.


                     93 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     94 | OPPENHEIMER STRATEGIC INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER STRATEGIC INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Income Fund, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Income Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 18, 2005


                     95 | OPPENHEIMER STRATEGIC INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions should be multiplied by 0.69% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $4,905,931 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     96 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     97 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
THE FUND, LENGTH OF SERVICE,      TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE Fund Complex
AGE                               Currently Overseen
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                          CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR
                                  UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board of          Mortgage Company (since 1991), Centennial State Mortgage Company (since
Trustees (since 2003) and         1994), and The El Paso Mortgage Company (since 1993); Chairman of the
Trustee (since 1999)              following private companies: Ambassador Media Corporation (since 1984) and
Age: 68                           Broadway Ventures (since 1984); Director of the following: Helmerich &
                                  Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus
                                  Crusade for Christ (since 1991) and The Lynde and Harry Bradley
                                  Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency)
                                  (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                  (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees
                                  38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                   Director and President of A.G. Edwards Capital, Inc. (General Partner of
Trustee (since 1993)              private equity funds) (until February 2001); Chairman, President and Chief
Age: 74                           Executive Officer of A.G. Edwards Capital, Inc. (until March 2000);
                                  Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and
                                  A.G. Edwards Trust Company (investment adviser) (until 2000); Vice
                                  Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice
                                  Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G.
                                  Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                  (investment adviser) (until March 1999). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of Centennial Asset Management
Trustee (since 2000)              Corporation (December 1991-April 1999); President, Treasurer and Director
Age: 69                           of Centennial Capital Corporation (June 1989-April 1999); Chief Executive
                                  Officer and Director of MultiSource Services, Inc. (March 1996-April
                                  1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April
                                  1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 2000)              site) (since June 2000); Director of Genetic ID, Inc. (biotech company)
Age: 67                           (March 2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global
                                  Investment Management Industry Services Group (July 1994-June 1998).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director
Trustee (since 1990)              of Northwestern Energy Corp. (public utility corporation) (since November
Age: 63                           2004); Director of P.R. Pharmaceuticals (October 1999-October 2003);
                                  Director of Rocky Mountain Elk Foundation (non-profit organization)
                                  (February 1998-February 2003); Chairman and Director (until October 1996)
                                  and President and Chief Executive Officer (until October 1995) of the
                                  Manager; President, Chief Executive Officer and Director of the following:
                                  Oppenheimer Acquisition Corp.


                     98 | OPPENHEIMER STRATEGIC INCOME FUND

JON S. FOSSEL,                    ("OAC") (parent holding company of the Manager), Shareholders Services,
Continued                         Inc. and Shareholder Financial Services, Inc. (until October 1995).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado Uplift (charitable organization) (since September
Trustee (since 1996)              1984). Mr. Freedman held several positions with the Manager and with
Age: 65                           subsidiary or affiliated companies of the Manager (until October 1994).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)              organization) (since February 2000); Director of The California Endowment
Age: 59                           (philanthropic organization) (since April 2002); Director of Community
                                  Hospital of Monterey Peninsula (since February 2002); Director of American
                                  Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since October
                                  1991); President of ARCO Investment Management Company (February
                                  1991-April 2000); Member of the investment committees of The Rockefeller
                                  Foundation and The University of Michigan; Advisor at Credit Suisse First
                                  Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                  2005); Trustee of MassMutual Institutional Funds (investment company)
                                  (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of
                                  Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones International University (educational organization)
Trustee (since 2002)              (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 61                           Steele Street State Bank (commercial banking) (since August 2003);
                                  Director of Colorado UpLIFT (charitable organization) (since 1986);
                                  Trustee of the Gallagher Family Foundation (non-profit organization)
                                  (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                  Bancorp and formerly Colorado National Bank) (July 1996-April 1999);
                                  Director of Commercial Assets, Inc. (real estate investment trust)
                                  (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                  Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                  February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional
Trustee (since 2000)              Funds) (investment company) (since 1996) and MML Series Investment Fund
Age: 63                           (investment company) (since 1996), the Springfield Library and Museum
                                  Association (museums) (since 1995) and the Community Music School of
                                  Springfield (music school) (since 1996); Chairman and Trustee (since 2003)
                                  and Chairman of the Investment Committee (since 1994) of the Worcester
                                  Polytech Institute (private university); President and Treasurer of the
                                  SIS Funds (private charitable fund) (since January 1999); Chairman of SIS
                                  & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January
                                  1999-July 1999); Member of the Investment Committee of the Community
                                  Foundation of Western Massachusetts (1998-2003); and Executive Vice
                                  President of Peoples Heritage Financial Group, Inc. (commercial bank)
                                  (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.


                     99 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                       STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A
                                  TRUSTEE FOR AN INDEFINITE TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR
                                  UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN
                                  INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND
                                  ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and
President and Principle           President (since September 2000) of the Manager; President and Director or
Executive Officer                 Trustee of other Oppenheimer funds; President and Director of OAC and of
(since 2001) and Trustee          Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
(since 2001)                      Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
Age: 56                           (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services,
                                  Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                  President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital
                                  Management, Inc. (since November 2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc. (since July 2001); President
                                  (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual
                                  Life Insurance Company (OAC's parent company) (since February 1997);
                                  Director of DLB Acquisition Corporation (holding company parent of Babson
                                  Capital Management LLC) (since June 1995); Member of the Investment
                                  Company Institute's Board of Governors (since October 3, 2003); Chief
                                  Operating Officer of the Manager (September 2000-June 2001); President and
                                  Trustee of MML Series Investment Fund and MassMutual Select Funds
                                  (open-end investment companies) (November 1999-November 2001); Director of
                                  C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                  Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp)
                                  (June 1989-June 1998). Oversees 77 portfolios as a Trustee or Director and
                                  10 additional portfolios as an officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                       STEINMETZ AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                  FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S.
                                  TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL
                                  TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,              Senior Vice President of the Manager (since March 1993) and of HarbourView
Vice President (since 1989)       Asset Management Corporation (since March 2000); an officer of 4
Age: 46                           portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager
Vice President and                (since March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Chief Compliance Officer          (since June 1983); Vice President and Director of Internal Audit of the
(since 2004)                      Centennial Asset Management Corporation and Shareholder Services, Inc.
Age: 55                           Manager (1997-February 2004). An officer of 87 portfolios in the Oppenheimer
                                  Funds complex.


                     100 | OPPENHEIMER STRATEGIC INCOME FUND

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal           Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting          Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Officer                           Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
(since 1999)                      Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
Age: 46                           March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                  (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                  2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                  OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                  2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Vice President and                March 2002) of the Manager; General Counsel and Director of the
Secretary                         Distributor (since December 2001); General Counsel of Centennial Asset
(since 2001)                      Management Corporation (since December 2001); Senior Vice President and
Age: 57                           General Counsel of HarbourView Asset Management Corporation (since
                                  December 2001); Secretary and General Counsel of OAC (since November
                                  2001); Assistant Secretary (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                  (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
                                  (since December 2001); Senior Vice President, General Counsel and Director
                                  of OFI Private Investments, Inc. and OFI Trust Company (since November
                                  2001); Vice President of OppenheimerFunds Legacy Program (since June
                                  2003); Senior Vice President and General Counsel of OFI Institutional
                                  Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                  (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002)
                                  and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial Services, Inc. (November
                                  1989-November 2001), and OppenheimerFunds International Ltd. (September
                                  1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                     101 | OPPENHEIMER STRATEGIC INCOME FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $66,000 in fiscal 2005 and $64,500 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant $2,500 in fiscal 2005 and no such fees in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: review of Form N-14 and seed money audits.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant $6,667 in fiscal 2005 and no such fees in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: audit of the tax provision for certain structured instruments.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $24,167 in fiscal 2005 and no such fees in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005